[JOHN HANCOCK(R) LOGO]
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     MUTUAL FUNDS

                                                                    John Hancock
                                                                    Equity Funds

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                                          CLASS A, CLASS B AND CLASS C SHARES

                                                          Focused Equity Fund

                                                          Mid Cap Growth Fund

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Prospectus
5.1.2007

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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
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      JOHN HANCOCK EQUITY FUNDS
      --------------------------------------------------------------------------
      Focused Equity Fund                                                      4
      Mid Cap Growth Fund                                                      6

      YOUR ACCOUNT
      --------------------------------------------------------------------------
      Choosing a share class                                                   8
      How sales charges are calculated                                         8
      Sales charge reductions and waivers                                      9
      Opening an account                                                      11
      Buying shares                                                           12
      Selling shares                                                          13
      Transaction policies                                                    15
      Dividends and account policies                                          17
      Additional investor services                                            18

      FUND DETAILS
      --------------------------------------------------------------------------
      Business structure                                                      19
      Management biographies                                                  21
      Financial highlights                                                    22

      FOR MORE INFORMATION                                            BACK COVER
      --------------------------------------------------------------------------

Overview
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John Hancock Equity Funds

These funds seek long-term growth by investing primarily in common stocks. Each fund has its own strategy and its own risk profile.

Who may want to invest

These funds may be appropriate for investors who:

o     have longer time horizons;

o     want to diversify their portfolios;

o     are seeking funds for the equity portion of an asset allocation portfolio;

o are investing for retirement or other goals that are many years in the future.

Equity funds may NOT be appropriate if you:

o     are investing with a shorter time horizon in mind;

o     are uncomfortable with an investment that may go up and down in value.

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm

All John Hancock equity funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of December 31, 2006, managed approximately $40 billion in assets.

FUND INFORMATION KEY
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Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[LOGO]

Goal and strategy

The fund's particular investment goals and the strategies it intends to use in pursuing those goals

[LOGO]

Past performance

The fund's total return, measured year-by-year and over time

[LOGO]

Main risks

The major risk factors associated with the fund

[LOGO]

Your expenses

The overall costs borne by an investor in the fund, including sales charges and annual expenses

Focused Equity Fund       On 1-19-2007, Trustees of this fund voted to recommend
                                that shareholders of the fund approve a tax-free
                              reorganization with the Mid Cap Equity Fund. Proxy
                                 statement and prospectus was mailed on or about
                                  3-26-2007 for shareholder meeting scheduled on
                                                                       5-9-2007.

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of U.S. and foreign companies. Equity securities include common and preferred stocks and their equivalents. Under normal market conditions, the fund invests primarily in medium-capitalization companies (companies in the capitalization range of the Standard & Poor's MidCap 400 Index, which was $500 million to $10.62 billion as of December 31, 2006). The fund utilizes a focused investment strategy and will typically concentrate its investments in 45 to 65 companies. Because of this focused strategy, the fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the portfolio, the management team emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that possess a combination of strong earnings growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

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[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q4 '01, 43.84%
Worst quarter: Q3 '01, -46.35%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's MidCap 400 Index, an unmanaged index of 400 domestic stocks of medium-sized companies.

Standard & Poor's MidCap 400/Citigroup Growth Index, an unmanaged index comprised of stocks representing approximately half of the S&P MidCap 400 Index that have been identified as being on the growth end of the growth-value spectrum.

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Class A calendar year total returns (without sales charges)
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                                   [BAR CHART]

                  2001    2002     2003    2004    2005   2006
                 ----------------------------------------------
                 -0.33%  -47.39%  37.21%  11.25%  15.65%  4.79%

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Average annual total returns (including sales charge) for periods ending
12-31-06
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
                                                                          Life of   Life of   Life of
                                                       1 year   5 years   Class A   Class B   Class C
-------------------------------------------------------------------------------------------------------
Class A before tax (began 11-1-00)                      -0.46%    -1.55%    -2.96%       --        --
-------------------------------------------------------------------------------------------------------
Class A after tax on distributions                      -0.46%    -1.55%    -2.96%       --        --
-------------------------------------------------------------------------------------------------------
Class A after tax on distributions, with sale           -0.30%    -1.31%    -2.48%       --        --
-------------------------------------------------------------------------------------------------------
Class B before tax (began 11-1-00)                      -0.91%    -1.62%       --     -2.81%       --
-------------------------------------------------------------------------------------------------------
Class C before tax (began 11-1-00)                       3.09%    -1.22%       --        --     -2.81%
-------------------------------------------------------------------------------------------------------
Standard & Poor's MidCap 400 Index*                     10.31%    10.91%     8.55%     8.55%     8.55%
-------------------------------------------------------------------------------------------------------
Standard & Poor's MidCap 400/Citigroup Growth Index*     5.90%     7.74%     3.07%+    3.07%+    3.07%+
-------------------------------------------------------------------------------------------------------

* Prior to December 29, 2006, the Fund compared its performance to the Standard & Poor's MidCap 400 Index. After this date, the Fund changed the index to which it compares its performance to a single index, the Standard & Poor's MidCap 400/Citigroup Growth Index, which better represents the Fund and its strategy of investment in mid cap growth stocks.

+     Return as of closest month end to inception date.

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. The fund focuses on a small number of companies, making it highly vulnerable to isolated business setbacks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on small- or large-capitalization stocks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

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[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

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Shareholder transaction expenses(1)                Class A   Class B    Class C
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Maximum front-end sales charge (load) on
purchases as a % of purchase price                    5.00%     none       none
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Maximum deferred sales charge (load) as a % of
purchase or sale price, whichever is less             none(2)   5.00%      1.00%
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Annual operating expenses                          Class A   Class B    Class C
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Management fee                                        0.85%     0.85%      0.85%
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Distribution and service (12b-1) fees                 0.30%     1.00%      1.00%
--------------------------------------------------------------------------------
Other expenses                                        1.09%     1.09%      1.09%
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Total fund operating expenses                         2.24%     2.94%      2.94%
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Contractual expense reimbursement (at least
until 2-29-08)                                        0.74%     0.74%      0.74%
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Net annual operating expenses                         1.50%     2.20%      2.20%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (February 29, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

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Expenses                                 Year 1     Year 3     Year 5    Year 10
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Class A                                 $   645   $  1,098   $  1,576   $  2,891
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Class B with redemption                 $   723   $  1,140   $  1,683   $  3,043
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Class B without redemption              $   223   $    840   $  1,483   $  3,043
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Class C with redemption                 $   323   $    840   $  1,483   $  3,209
--------------------------------------------------------------------------------
Class C without redemption              $   223   $    840   $  1,483   $  3,209

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

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SUBADVISER

MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management
A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGERS

Henry E. Mehlman, CFA
Joined fund team in 2002

Alan E. Norton, CFA
Joined fund team in 2002

Managers share investment strategy and decisions

See page 21 for the management biographies.

FUND CODES

Class A      Ticker           JFVAX
             CUSIP            478032790
             Newspaper        --
             SEC number       811-3392
             JH fund number   61

Class B      Ticker           JFVBX
             CUSIP            478032774
             Newspaper        --
             SEC number       811-3392
             JH fund number   161

Class C      Ticker           JFVCX
             CUSIP            478032766
             Newspaper        --
             SEC number       811-3392
             JH fund number   561

Mid Cap Growth Fund       On 1-19-2007, Trustees of this fund voted to recommend
                                that shareholders of the fund approve a tax-free
                              reorganization with the Growth Opportunities Fund.
                                 Proxy statement and prospectus was mailed on or
                            about 3-26-2007 for shareholder meeting scheduled on
                                                                       5-9-2007.

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $1.2 billion to $20.3 billion as of December 31, 2006).

In managing the portfolio, the manager conducts fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the manager looks for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager typically identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The manager considers broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may not invest more than 5% of assets in any one security.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q4 '99, 45.43%
Worst quarter: Q1 '01, -30.04%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

                                   [BAR CHART]

  1997   1998   1999     2000     2001     2002    2003   2004    2005   2006
 -----------------------------------------------------------------------------
 2.37%  6.53%  58.17%  -13.52%  -33.59%  -24.88%  34.83%  4.94%  11.82%  6.95%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-06
--------------------------------------------------------------------------------

                                                                                 Life of
                                                    1 year  5 years   10 years   Class C
-----------------------------------------------------------------------------------------
Class A before tax                                   1.58%     3.85%      1.81%       --
-----------------------------------------------------------------------------------------
Class A after tax on distributions                   1.58%     3.85%      1.24%       --
-----------------------------------------------------------------------------------------
Class A after tax on distributions, with sale        1.03%     3.31%      1.34%       --
-----------------------------------------------------------------------------------------
Class B before tax                                   1.17%     3.82%      1.77%       --
-----------------------------------------------------------------------------------------
Class C before tax (began 6-1-98)                    5.28%     4.18%        --      1.21%
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Index*                        15.79%     6.19%      8.42%     4.74%
-----------------------------------------------------------------------------------------
Russell Midcap Growth Index*                        10.66%     8.22%      8.62%     6.61%
-----------------------------------------------------------------------------------------

* Prior to December 29, 2006, the Fund also compared its performance to the Standard & Poor's 500 Index. After this date, the Fund changed the index to which it compares its performance to a single index; the Russell Midcap Growth Index which is a broad based index and more accurately reflects the investment universe from which the Fund selects versus the Standard & Poor's 500 Index.

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to under-perform investments that focus either on small- or large-capitalization stocks. Similarly, growth stocks could underper-form value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly.

In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------
[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                Class A   Class B    Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge (load) on
purchases as a % of purchase price                    5.00%     none       none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever
is less                                               none(2)   5.00%      1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual operating expenses                          Class A   Class B    Class C
--------------------------------------------------------------------------------
Management fee                                        0.80%     0.80%      0.80%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                 0.30%     1.00%      1.00%
--------------------------------------------------------------------------------
Other expenses                                        0.54%     0.54%      0.54%
--------------------------------------------------------------------------------
Total fund operating expenses                         1.64%     2.34%      2.34%
--------------------------------------------------------------------------------
Expense reimbursement (at least until 2-29-08)        0.05%     0.05%      0.05%
--------------------------------------------------------------------------------
Net annual operating expenses                         1.59%     2.29%      2.29%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (February 29, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                Year 1      Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                   $654      $  987     $1,343     $2,343
--------------------------------------------------------------------------------
Class B with redemption                   $732      $1,026     $1,446     $2,498
--------------------------------------------------------------------------------
Class B without redemption                $232      $  726     $1,246     $2,498
--------------------------------------------------------------------------------
Class C with redemption                   $332      $  726     $1,246     $2,672
--------------------------------------------------------------------------------
Class C without redemption                $232      $  726     $1,246     $2,672

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
SUBADVISER

MFC Global Investment Management
(U.S.), LLC (formerly known as Sovereign Asset
Management LLC)

Responsible for day-to-day investment management
A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGER

Thomas P. Norton, CFA
Joined fund team in 2002

See page 21 for the management biographies.

FUND CODES

Class A      Ticker           SPOAX
             CUSIP            409906807
             Newspaper        MdCpGrA
             SEC number       811-4630
             JH fund number   39

Class B      Ticker           SPOBX
             CUSIP            409906880
             Newspaper        MdCpGrB
             SEC number       811-4630
             JH fund number   139

Class C      Ticker           SPOCX
             CUSIP            409906823
             Newspaper        --
             SEC number       811-4630
             JH fund number   539

Your account

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CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
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o     A front-end sales charge, as described in the section HOW SALES CHARGES
      ARE CALCULATED

o     Distribution and service (12b-1) fees of 0.30%

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Class B
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away

o     Distribution and service (12b-1) fees of 1.00%

o A deferred sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away

o     Distribution and service (12b-1) fees of 1.00%

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment

The maximum amount you may invest in Class B shares with any single purchase request is $99,999, and the maximum amount you may invest in Class C shares with any single purchase is $999,999. Signature Services may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see SALES CHARGE REDUCTIONS AND WAIVERS).

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

o     directly, by the payment of sales commissions, if any and

o     indirectly, as a result of the fund paying Rule 12b-1 fees

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds' shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------

                                                 As a % of       As a % of your
Your investment                             offering price*          investment
--------------------------------------------------------------------------------
Up to $49,999                                         5.00%                5.26%
--------------------------------------------------------------------------------
$50,000 - $99,999                                     4.50%                4.71%
--------------------------------------------------------------------------------
$100,000 - $249,999                                   3.50%                3.63%
--------------------------------------------------------------------------------
$250,000 - $499,999                                   2.50%                2.56%
--------------------------------------------------------------------------------
$500,000 - $999,999                                   2.00%                2.04%
--------------------------------------------------------------------------------
$1,000,000 and over                              See below

* Offering price is the net asset value per share plus any initial sales charge.

8 YOUR ACCOUNT

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock open-end mutual funds (John Hancock Funds). To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled "Initial Sales Charge on Class A Shares" in a fund's SAI. You may request a SAI from your broker or financial representative, access the funds' Web site at www.jhfunds.com, or call John Hancock Signature Services, Inc. (Signature Services), the funds' transfer agent at 1-800-225-5291.

Investments of $1 million or more Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred charges on $1 million + investments
--------------------------------------------------------------------------------

                                                                 CDSC on shares
Your investment                                                      being sold
--------------------------------------------------------------------------------
First $1M - $4,999,999                                                     1.00%
--------------------------------------------------------------------------------
Next $1 - $5M above that                                                   0.50%
--------------------------------------------------------------------------------
Next $1 or more above that                                                 0.25%
--------------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------

                                                                 CDSC on shares
Years after purchase                                                 being sold
--------------------------------------------------------------------------------
1st year                                                                   5.00%
--------------------------------------------------------------------------------
2nd year                                                                   4.00%
--------------------------------------------------------------------------------
3rd or 4th year                                                            3.00%
--------------------------------------------------------------------------------
5th year                                                                   2.00%
--------------------------------------------------------------------------------
6th year                                                                   1.00%
--------------------------------------------------------------------------------
After 6th year                                                              none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------

Years after purchase                                                       CDSC
--------------------------------------------------------------------------------
1st year                                                                   1.00%
--------------------------------------------------------------------------------
After 1st year                                                              none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include accumulation and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

                                                                  YOUR ACCOUNT 9

o Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section OPENING AN ACCOUNT), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans

o certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutions(SM) programs

o     redemptions pursuant to a fund's right to liquidate an account less than
      $1,000

o redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

o     to make certain distributions from a retirement plan

o     because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

o financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

o fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

o individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

o individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA

o individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP, or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

o participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

o certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutions(SM) programs.

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

o exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details);

o dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details).

10 YOUR ACCOUNT

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

      o     All John Hancock funds

            o     non-retirement account: $1,000

            o     retirement account: $500

            o     group investments: $250

            o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

            o there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

      Important information about opening a new account

      To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

      For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

      For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

                                                                 YOUR ACCOUNT 11

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

           Opening an account                                            Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]     o     Make out a check for the investment amount, payable     o     Make out a check for the investment amount, payable
                 to "John Hancock Signature Services, Inc."                    to "John Hancock Signature Services, Inc."

           o     Deliver the check and your completed application to     o     Fill out the detachable investment slip from an
                 your financial representative, or mail them to                account statement. If no slip is available, include
                 Signature Services (address below).                           a note specifying the fund name, your share
                                                                               class, your account number and the name(s) in which
                                                                               the account is registered.

                                                                         o     Deliver the check and your investment slip or note
                                                                               to your financial representative, or mail them to
                                                                               Signature Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]     o     Call your financial representative or Signature         o     Log on to www.jhfunds.com to process exchanges
                 Services to request an exchange.                              between funds.

                                                                         o     Call EASI-Line for automated service 24 hours a day
                                                                               at 1-800-338-8080.

                                                                         o     Call your financial representative or Signature
                                                                               Services to request an exchange.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]     o     Deliver your completed application to your              o     Obtain wiring instructions by calling Signature
                 financial representative, or mail it to Signature             Services.
                 Services.
                                                                         o     Instruct your bank to wire the amount of your
           o     Obtain your account number by calling your                    investment.
                 financial representative or Signature Services.
                                                                         Specify the fund name, your choice of share class, the new
           o     Obtain wiring instructions by calling Signature         account number and the name(s) in which the accounts is
                 Services.                                               registered. Your bank may charge a fee to wire funds.

           Specify the fund name, the share class, the new account number and the name(s) in which the accounts is registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]     See "By exchange" and "By wire."                              o     Verify that your bank or credit union is a member
                                                                               of the Automated Clearing House (ACH) system.

                                                                         o     Complete the "Bank Information" section on your
                                                                               account application.

                                                                         o     Log on to www.jhfunds.com to initiate purchases
                                                                               using your authorized bank account.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]     See "By exchange" and "By wire."                              o     Verify that your bank or credit union is a member
                                                                               of the Automated Clearing House (ACH) system.

                                                                         o     Complete the "Bank Information" section on your
                                                                               account application.

                                                                         o     Call EASI-Line for automated service 24 hours a at
                                                                               1-800-338-8080.

                                                                         o     Call your financial representative or call
                                                                               Signature Services between 8 A.M. and 7 P.M.,
                                                                               Eastern Time on most business days.

                                                                         To open or add to an account using the Monthly Automatic
                                                                         Accumulation Program, see "Additional investor services."

---------------------------------------------------------

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

---------------------------------------------------------

12 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

                                                                         To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]     o     Accounts of any type.                                   o     Write a letter of instruction or complete a stock
                                                                               power indicating the fund name, your share class,
           o     Sales of any amount.                                          your account number, the name(s) in which the
                                                                               account is registered and the dollar value or
                                                                               number of shares you wish to sell.

                                                                         o     Include all signatures and any additional documents
                                                                               that may be required (see next page).

                                                                         o     Mail the materials to Signature Services.

                                                                         o     A check will be mailed to the name(s) and address
                                                                               in which the account is registered, or otherwise
                                                                               according to your letter of instruction.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]     o     Most accounts.                                          o     Log on to www.jhfunds.com to initiate redemptions
                                                                               from your funds.
           o     Sales of up to $100,000.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]     o     Most accounts.                                          o     Call EASI-Line for automated service 24 hours a day
                                                                               at 1-800-338-8080.
           o     Sales of up to $100,000.
                                                                         o     Call your financial representative or call
                                                                               Signature Services between 8 A.M. and 7 P.M.,
                                                                               Eastern Time on most business days.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]     o     Requests by letter to sell any amount.                  o     To verify that the Internet or telephone redemption
                                                                               privilege is in place on an account or to request
           o     Requests by Internet or phone to sell up to                   the form to add it to an existing account, call
                 $100,000.                                                     Signature Services.

                                                                         o     Funds requested by wire will generally be wired
                                                                               next business day. A $4 fee will be deducted from
                                                                               your account. Your bank may also charge a fee for
                                                                               this service.

                                                                         o     Funds requested by EFT are generally available by
                                                                               the second business day. Your bank may charge you a
                                                                               fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]     o     Accounts of any type.                                   o     Obtain a current prospectus for the fund into which
                                                                               you are exchanging by Internet or by calling your
           o     Sales of any amount.                                          financial representative or Signature Services.

                                                                         o     Log on to www.jhfunds.com to process exchanges
                                                                               between your funds.

                                                                         o     Call EASI-Line for automated service 24 hours a day
                                                                               at 1-800-338-8080.

                                                                         o     Call your financial representative or Signature
                                                                               Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."

                                                                 YOUR ACCOUNT 13

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days;

o you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------------------------------------------------------
Seller                                                        Requirements for written requests                           [LOGO]
--------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts             o     Letter of instruction.
(custodial accounts for minors).
                                                              o     On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

                                                              o     Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner     o     Letter of instruction.
or association accounts.
                                                              o     Corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form.

                                                              o     On the letter and the resolution, the signature of the person(s)
                                                                    authorized to sign for the account.

                                                              o     Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                         o     Letter of instruction.

                                                              o     On the letter, the signature(s) of the trustee(s).

                                                              o     Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

                                                              o     Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with   o     Letter of instruction signed by surviving tenant.
a deceased co-tenant(s).
                                                              o     Copy of death certificate.

                                                              o     Medallion signature guarantee if applicable (see above).

                                                              o     Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                             o     Letter of instruction signed by executor.

                                                              o     Copy of order appointing executor, certified within the past 12 months.

                                                              o     Medallion signature guarantee if applicable (see above).

                                                              o     Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers     o     Call 1-800-225-5291 for instructions.
or account types not listed above.
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

---------------------------------------------------------

14 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices, quotations and some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' NAVs at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account-holder level or the underlying shareholder level.

                                                                 YOUR ACCOUNT 15

Exchange limitation policies The funds' boards of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small - or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

16 YOUR ACCOUNT

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance;

o     after any changes of name or address of the registered owner(s);

o     in all other circumstances, every quarter.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. The funds declare and pay any income dividends annually. Capital gains, if any, are distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

                                                                 YOUR ACCOUNT 17

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP)

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check for your first investment amount payable to "John Hancock Signature Services, Inc" in an amount satisfying the applicable minimum initial investment requirements specified in OPENING AN ACCOUNT. Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional and ROTH IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Fund securities The funds' portfolio securities disclosure policy can be found in each fund's SAI and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the fund's Web site each month on a one-month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

18 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock equity funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the funds have the power to change the funds' respective investment goals without shareholder approval and have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

                                                                    ------------

                                                                    Shareholders ----------------------|
                                                                                                       |
                                                                    ------------                       |
                                                                           |                           |
                                                                           |                           |
             |---                                    -------------------------------------------       |
             |                                                                                         |
             |                                              Financial services firms and               |
             |                                                 their representatives                   |
             |                                                                                         |
             |                                |----- Advise current and prospective shareholders ------|
             |                                |           on their fund investments, often             |
             |         Distribution and       |             in the context of an overall               |
             |       shareholder services     |                    financial plan.                     |
             |                                |                                                        |
             |                                |      -------------------------------------------       |
             |                                |                                                        |
             |           -------------------------------------------    -----------------------------------------------------
             |
             |                      Principal distributor                                Transfer agent
             |
             |                     John Hancock Funds, LLC                   John Hancock Signature Services, Inc.
             |
             |            Markets the funds and distributes shares      Handles shareholder services, including recordkeeping
             |           through selling brokers, financial planners        and statements, distribution of dividends and
             |              and other financial representatives.                processing of buy and sell requests.
             |
             |---        -------------------------------------------    -----------------------------------------------------
                                              |                                                           |
                                              |-----------------------------------------------------------|
                                                                       |                                                    ---|
  -------------------------------    -------------------------------   |-------------------------------------                  |
                                                                       |                                                       |
            Subadvisers                                                |             Custodian                                 |
                                           Investment adviser          |                                                       |
                                                                       |        The Bank of New York                           |
        MFC Global Investment           John Hancock Advisers, LLC     |           One Wall Street             Asset           |
       Management (U.S.), LLC               601 Congress Street        |          New York, NY 10286         management        |
        101 Huntington Avenue    ----      Boston, MA 02210-2805       |                                                       |
          Boston, MA 02199                                             |       Holds the funds' assets,                        |
                                       Manages the funds' business     |    settles all portfolio trades                       |
          Provide portfolio             and investment activities.     |       and collects most of the                        |
    management to certain funds.                                       |     valuation data required for                       |
                                                                       |    calculating each fund's NAV.                       |
                                                                       |                                                       |
    ----------------------------       ------------------------------- |  -------------------------------------                |
                                                          |            |                  |                                    |
                                                            ------------------------------                                  ---|
                                                                       |
                                                            ------------------------------

                                                                       Trustees

                                                            Oversee the funds' activities.

                                                            ------------------------------

                                                                 FUND DETAILS 19

Management fees The management fees paid to the investment adviser by the John Hancock equity funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                            % of net assets
--------------------------------------------------------------------------------
Focused Equity                                                        0.11*
--------------------------------------------------------------------------------
Mid Cap Growth                                                        0.80
--------------------------------------------------------------------------------

*     After expense reimbursement.

A discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available in each fund's annual or semiannual report to shareholders, as follows:

Annual report dated October 31, 2006 Focused Equity Fund, Mid Cap Growth Fund.

Subadviser

MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)), subadvises the funds. Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) was founded in 1979 and provides investment advisory services to individual and institutional investors. MFC Global (U.S.) is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of December 31, 2006, had total assets under management of approximately $26 billion.

20 FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock equity funds, including a brief summary of their business careers over the past five years. The SAI for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Henry E. Mehlman, CFA
--------------------------------------------------------------------------------
Vice president, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC (2002-2005)
Senior portfolio manager, The Colony Group (2001-2002)
Began business career in 1972

Alan E. Norton, CFA
--------------------------------------------------------------------------------

Senior vice president, MFC Global Investment Management (U.S.), LLC Joined subadviser in 2005
Senior vice president, John Hancock Advisers, LLC (2002-2005)
Senior portfolio manager, The Colony Group (2001-2002)
Began business career in 1987

Thomas P. Norton, CFA
--------------------------------------------------------------------------------
Vice president, MFC Global Investment Management (U.S.), LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC (2002-2005)
Investment manager, Baring Asset Management (1997-2002)
Began business career in 1986

                                                                 FUND DETAILS 21

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Focused Equity Fund

Figures for the years ended 10-31-03, 10-31-04 and 10-31-05 audited by Deloitte & Touche LLP and the years ended 10-31-02 and 10-31-06 audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                            10-31-02(1)   10-31-03(1)   10-31-04(1)   10-31-05(1)   10-31-06
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   7.17      $   4.66      $   6.34      $   6.53      $   7.81
-------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                     (0.06)        (0.05)        (0.05)        (0.06)        (0.07)
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (2.45)         1.73          0.24          1.34          0.81
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           (2.51)         1.68          0.19          1.28          0.74
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   4.66      $   6.34      $   6.53      $   7.81      $   8.55
-------------------------------------------------------------------------------------------------------------------------
Total return(3,4) (%)                                     (35.01)        36.05          3.00         19.60          9.48
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                 $      6      $      6      $      6      $      7      $      8
-------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)             1.50          1.50          1.50          1.50          1.50
-------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(5) (%)        2.13          2.68          2.39          2.47          2.24
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)     (0.89)        (0.97)        (0.80)        (0.87)        (0.80)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                       144            46            50            62            69
-------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                            10-31-02(1)   10-31-03(1)   10-31-04(1)   10-31-05(1)   10-31-06
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   7.12      $   4.59      $   6.21      $   6.35      $   7.55
-------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                     (0.10)        (0.08)        (0.09)        (0.11)        (0.12)
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (2.43)         1.70          0.23          1.31          0.77
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           (2.53)         1.62          0.14          1.20          0.65
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   4.59      $   6.21      $   6.35      $   7.55      $   8.20
-------------------------------------------------------------------------------------------------------------------------
Total return(3,4) (%)                                     (35.53)        35.29          2.25         18.90          8.61
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                 $      5      $      6      $      5      $      6      $      5
-------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)             2.18          2.17          2.20          2.20          2.20
-------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(5) (%)        2.81          3.35          3.09          3.17          2.94
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)     (1.57)        (1.64)        (1.50)        (1.57)        (1.49)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                       144            46            50            62            69
-------------------------------------------------------------------------------------------------------------------------

22 FUND DETAILS

CLASS C SHARES  PERIOD ENDED                            10-31-02(1)   10-31-03(1)   10-31-04(1)   10-31-05(1)   10-31-06
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   7.12      $   4.59      $   6.21      $   6.35      $   7.54
-------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                     (0.10)        (0.09)        (0.09)        (0.11)        (0.12)
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (2.43)         1.71          0.23          1.30          0.78
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           (2.53)         1.62          0.14          1.19          0.66
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   4.59      $   6.21      $   6.35      $   7.54      $   8.20
-------------------------------------------------------------------------------------------------------------------------
Total return(3,4) (%)                                     (35.53)        35.29          2.25         18.74          8.75
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                 $      2      $      2      $      2      $      2      $      2
-------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)             2.20          2.20          2.20          2.20          2.20
-------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(5) (%)        2.83          3.38          3.09          3.17          2.94
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)     (1.59)        (1.67)        (1.49)        (1.57)        (1.49)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                       144            46            50            62            69
-------------------------------------------------------------------------------------------------------------------------

(1)   Audited by previous auditor.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5) Does not take into consideration expense reductions during the periods shown.

                                                                 FUND DETAILS 23

Mid Cap Growth Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                            10-31-02      10-31-03      10-31-04      10-31-05      10-31-06
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   7.66      $   6.47      $   8.43      $   8.33      $   9.64
----------------------------------------------------------------------------------------------------------------------------
Net investment loss(1)                                     (0.11)        (0.11)        (0.12)        (0.12)        (0.09)(6)
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (1.08)         2.07          0.02          1.43          1.03
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           (1.19)         1.96         (0.10)         1.31          0.94
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   6.47      $   8.43      $   8.33      $   9.64      $  10.58
----------------------------------------------------------------------------------------------------------------------------
Total return(2) (%)                                       (15.54)        30.29         (1.19)(3)     15.73(3)       9.75(3)
----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                 $     85      $    107      $     98      $    101      $    100
----------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)             1.89          1.98          1.75          1.74          1.55
----------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)           1.89          1.98          1.79(4)       1.79(4)       1.64(4)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)     (1.52)        (1.62)        (1.44)        (1.35)        (0.89)(6)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                       267(5)        183            75            71            63
----------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                            10-31-02      10-31-03      10-31-04      10-31-05      10-31-06
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   7.13      $   5.98      $   7.74      $   7.59      $   8.73
----------------------------------------------------------------------------------------------------------------------------
Net investment loss(1)                                     (0.16)        (0.15)        (0.17)        (0.17)        (0.15)(6)
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (0.99)         1.91          0.02          1.31          0.93
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           (1.15)         1.76         (0.15)         1.14          0.78
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   5.98      $   7.74      $   7.59      $   8.73      $   9.51
----------------------------------------------------------------------------------------------------------------------------
Total return(2) (%)                                       (16.13)        29.43         (1.94)(3)     15.02(3)       8.93(3)
----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                 $     46      $     48      $     34      $     26      $     22
----------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)             2.56          2.67          2.45          2.44          2.25
----------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)           2.56          2.67          2.49(4)       2.49(4)       2.34(4)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)     (2.20)        (2.31)        (2.14)        (2.03)        (1.59)(6)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                       267(5)        183            75            71            63
----------------------------------------------------------------------------------------------------------------------------

24 FUND DETAILS                                                  FUND DETAILS 24

CLASS C SHARES  PERIOD ENDED                            10-31-02      10-31-03      10-31-04      10-31-05      10-31-06
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   7.13      $   5.99      $   7.74      $   7.59      $   8.73
----------------------------------------------------------------------------------------------------------------------------
Net investment loss(1)                                     (0.16)        (0.15)        (0.17)        (0.17)        (0.15)(6)
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (0.98)         1.90          0.02          1.31          0.94
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           (1.14)         1.75         (0.15)         1.14          0.79
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   5.99      $   7.74      $   7.59      $   8.73      $   9.52
----------------------------------------------------------------------------------------------------------------------------
Total return(2) (%)                                       (15.99)        29.22         (1.94)(3)     15.02(3)       9.05(3)
----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                 $      2      $      3      $      3      $      3      $      3
----------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)             2.58          2.68          2.45          2.44          2.25
----------------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (%)           2.58          2.68          2.49(4)       2.49(4)       2.34(4)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)     (2.21)        (2.32)        (2.14)        (2.05)        (1.59)(6)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                       267(5)        183            75            71            63
----------------------------------------------------------------------------------------------------------------------------

(1)   Based on the average of the shares outstanding.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4) Does not take into consideration expense reductions during the periods shown.

(5)   Excludes merger activity.

(6) Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

                                                                      Percentage
                                                      Per share    of net assets
      --------------------------------------------------------------------------
      Class A                                           $0.03           0.25%
      --------------------------------------------------------------------------
      Class B                                            0.02           0.25
      --------------------------------------------------------------------------
      Class C                                            0.02           0.25
      --------------------------------------------------------------------------

                                                                 FUND DETAILS 25

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock equity funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291
By EASI-Line: 1-800-338-8080
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2007 JOHN HANCOCK FUNDS, LLC                                      EQMGPN 4/07
--------------------------------------------------------------------------------

[JOHN HANCOCK(R) LOGO]
  the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

-----------------------------------

Now available: electronic delivery
www.jhfunds.com/edelivery

-----------------------------------

[JOHN HANCOCK(R) LOGO]
----------------------
     MUTUAL FUNDS

                                                                    John Hancock
                                                              International Fund

--------------------------------------------------------------------------------

                                          CLASS A, CLASS B AND CLASS C SHARES

--------------------------------------------------------------------------------

Prospectus
5.1.2007

--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

      JOHN HANCOCK INTERNATIONAL FUND                                          4
      --------------------------------------------------------------------------

      YOUR ACCOUNT
      --------------------------------------------------------------------------
      Choosing a share class                                                   6
      How sales charges are calculated                                         7
      Sales charge reductions and waivers                                      7
      Opening an account                                                       8
      Buying shares                                                           10
      Selling shares                                                          11
      Transaction policies                                                    13
      Dividends and account policies                                          15
      Additional investor services                                            16

      FUND DETAILS
      --------------------------------------------------------------------------
      Business structure                                                      17
      Financial highlights                                                    18

      FOR MORE INFORMATION                                            BACK COVER
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

International Fund        On 1-19-2007, Trustees of this fund voted to recommend
                                that shareholders of the fund approve a tax-free
                          reorganization with the International Core Fund. Proxy
                                 statement and prospectus was mailed on or about
                       3-26-2007 for shareholder  meeting scheduled on 5-9-2007.

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of foreign companies of any size. The fund may invest up to 30% of assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). The fund does not maintain a fixed allocation of assets, either with respect to securities type or geography.

In managing the portfolio, the managers focus on a "bottom-up" analysis on the financial conditions and competitiveness of individual foreign companies. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics that will enable the companies to compete successfully in their respective markets:

o     above-average per share earnings growth

o     high return on invested capital

o     a healthy balance sheet

o     sound financial and accounting policies and overall financial strength

o     strong competitive advantages

o     effective research, product development and marketing

The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the fund's assets among securities of countries that are expected to provide the best opportunities for meeting the fund's investment objective.

To manage risk, the fund does not invest more than 5% of assets in any one security at the time of initial investment.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q4 '99, 25.37%
Worst quarter: Q3 '02, -20.00%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

MSCI All Country World Ex-U.S. Index, an unmanaged index of freely traded stocks of foreign companies. Total returns for this index are not available prior to December 29, 2000, therefore, periods shown prior to this date do not reflect the compounding effect of dividends.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

                                   [BAR CHART]

 1997    1998    1999     2000     2001    2002    2003    2004    2005   2006
--------------------------------------------------------------------------------
-7.73%  17.67%  31.19%  -27.68%  -29.76% -20.47%  31.29%  13.24%  22.00%  20.41%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-06
--------------------------------------------------------------------------------

                                                                        Life of
                                               1 year  5 year  10 year  Class C
--------------------------------------------------------------------------------
Class A before tax                              14.38%  10.55%    1.79%      --
--------------------------------------------------------------------------------
Class A after tax on distributions              11.03%   9.38%    1.16%      --
--------------------------------------------------------------------------------
Class A after tax on distributions, with sale   10.63%   8.68%    1.29%      --
--------------------------------------------------------------------------------
Class B before tax                              14.54%  10.60%    1.75%      --
--------------------------------------------------------------------------------
Class C before tax (began 6-1-98)               18.54%  10.86%      --     1.38%
--------------------------------------------------------------------------------
MSCI All Country World Ex-U.S. Index            23.85%  13.87%    6.26%    6.08%

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate losses.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

--------------------------------------------------------------------------------
[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B  Class C
--------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                5.00%     none     none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less     none(2)   5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                            Class A   Class B  Class C
--------------------------------------------------------------------------------
Management fee                                          0.88%     0.88%    0.88%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                   0.30%     1.00%    1.00%
--------------------------------------------------------------------------------
Other expenses                                          0.63%     0.63%    0.63%
--------------------------------------------------------------------------------
Total fund operating expenses                           1.81%     2.51%    2.51%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until
2-29-08)                                                0.00%     0.00%    0.00%
--------------------------------------------------------------------------------
Net annual operating expenses                           1.81%     2.51%    2.51%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (February 29, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3    Year 5  Year 10
--------------------------------------------------------------------------------
Class A                                       $  675  $ 1,041   $ 1,431  $ 2,520
--------------------------------------------------------------------------------
Class B with redemption                       $  754  $ 1,082   $ 1,535  $ 2,674
--------------------------------------------------------------------------------
Class B without redemption                    $  254  $   782   $ 1,335  $ 2,674
--------------------------------------------------------------------------------
Class C with redemption                       $  354  $   782   $ 1,335  $ 2,846
--------------------------------------------------------------------------------
Class C without redemption                    $  254  $   782   $ 1,335  $ 2,846

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
SUBADVISER

Nicholas-Applegate Capital Management

Responsible for day-to-day investment management
Founded in 1984
Supervised by the adviser

PORTFOLIO MANAGERS

Horacio A. Valeiras
Managing director and chief investment officer,
  Nicholas-Applegate Capital Management
Joined fund team in 2003
Joined subadviser in 2002
Managing director, Morgan Stanley Investment
  Management (1996-2002)
Began business career in 1987

Vincent Willyard, CFA
Managing director, Nicholas-Applegate Capital
  Management since 2005
Joined fund team in 2006
Portfolio manager, Duncan Hurst Capital
  Management (2001-2005)
Began business career in 1994

FUND CODES

Class A      Ticker           FINAX
             CUSIP            409906500
             Newspaper        IntlA
             SEC number       811-4630
             JH fund number   40

Class B      Ticker           FINBX
             CUSIP            409906609
             Newspaper        IntlB
             SEC number       811-4630
             JH fund number   140

Class C      Ticker           JINCX
             CUSIP            409906831
             Newspaper        --
             SEC number       811-4630
             JH fund number   540

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o A front-end sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED.

o     Distribution and service (12b-1) fees of 0.30%.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o A deferred sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999, and the maximum amount you may invest in Class C shares with any single purchase is $999,999. Signature Services may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see SALES CHARGE REDUCTIONS AND WAIVERS).

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

o     directly, by the payment of sales commissions, if any; and

o     indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the fund's shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund's net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

6 YOUR ACCOUNT

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------

                                              As a % of          As a % of your
Your investment                          offering price*             investment
--------------------------------------------------------------------------------
Up to $49,999                                       5.00%                  5.26%
--------------------------------------------------------------------------------
$50,000 - $99,999                                   4.50%                  4.71%
--------------------------------------------------------------------------------
$100,000 - $249,999                                 3.50%                  3.63%
--------------------------------------------------------------------------------
$250,000 - $499,999                                 2.50%                  2.56%
--------------------------------------------------------------------------------
$500,000 - $999,999                                 2.00%                  2.04%
--------------------------------------------------------------------------------
$1,000,000 and over                           See below

* Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled "Initial Sales Charge on Class A Shares" in a fund's SAI. You may request a SAI from your broker or financial representative, access the funds' Web site at www.jhfunds.com, or call John Hancock Signature Services, Inc. (Signature Services), the funds' transfer agent at 1-800-225-5291.

Investments of $1 million or more Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred charges on $1 million + investments
--------------------------------------------------------------------------------

                                                                 CDSC on shares
Your investment                                                      being sold
--------------------------------------------------------------------------------
First $1M - $4,999,999                                                     1.00%
--------------------------------------------------------------------------------
Next $1 - $5M above that                                                   0.50%
--------------------------------------------------------------------------------
Next $1 or more above that                                                 0.25%
--------------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------

                                                                 CDSC on shares
Years after purchase                                                 being sold
--------------------------------------------------------------------------------
1st year                                                                   5.00%
--------------------------------------------------------------------------------
2nd year                                                                   4.00%
--------------------------------------------------------------------------------
3rd or 4th year                                                            3.00%
--------------------------------------------------------------------------------
5th year                                                                   2.00%
--------------------------------------------------------------------------------
6th year                                                                   1.00%
--------------------------------------------------------------------------------
After 6th year                                                             none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------

Years after purchase                                                       CDSC
--------------------------------------------------------------------------------
1st year                                                                   1.00%
--------------------------------------------------------------------------------
After 1st year                                                             none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include Accumulation and Combinations, as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions.

                                                                  YOUR ACCOUNT 7

However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

o Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section OPENING AN ACCOUNT), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans

o certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutions(SM) programs

o     redemptions pursuant to a fund's right to liquidate an account less than
      $1,000

o redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

o     to make certain distributions from a retirement plan

o     because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

o financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

o fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

o individuals transferring assets held in a SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to an IRA

o individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA

o individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock funds back into the original account type from which it was converted

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

o participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

o certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutions(SM) programs

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

o exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)

o dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

      o     non-retirement account: $1,000

      o     retirement account: $500

      o     group investments: $250

      o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

      o there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

8 YOUR ACCOUNT

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

      Important information about opening a new account

      To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

      For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

      For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

                                                                  YOUR ACCOUNT 9

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

                 Opening an account                                            Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]           o     Make out a check for the investment amount, payable     o     Make out a check for the investment amount,
                       to "John Hancock Signature Services, Inc."                    payable to "John Hancock Signature Services,
                                                                                     Inc."

                 o     Deliver the check and your completed application to     o     Fill out the detachable investment slip from an
                       your financial representative, or mail them to                account statement. If no slip is available,
                       Signature Services (address below).                           include a note specifying the fund name, your
                                                                                     share class, your account number and the
                                                                                     name(s) in which the account is registered.

                                                                               o     Deliver the check and your investment slip or
                                                                                     note to your financial representative, or mail
                                                                                     them to Signature Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]           o     Call your financial representative or Signature         o     Log on to www.jhfunds.com to process exchanges
                       Services to request an exchange.                              between funds.

                                                                               o     Call EASI-Line for automated service 24 hours a
                                                                                     day at 1-800-338-8080.

                                                                               o     Call your financial representative or Signature
                                                                                     Services to request an exchange.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]           o     Deliver your completed application to your financial    o     Obtain wiring instructions by calling
                       representative, or mail it to Signature Services.             Signature Services.

                 o     Obtain your account number by calling your financial    o     Instruct your bank to wire the amount of your
                       representative or Signature Services.                         investment.

                 o     Obtain wiring instructions by calling Signature         Specify the fund name, your choice of share class,
                       Services.                                               the new account number and the name(s) in which the
                                                                               account is registered. Your bank may charge a fee to
                 Specify the fund name, your choice of share                   wire funds.
                 class, the new account number and the name(s) in
                 which the account is registered. Your bank may charge
                 a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]           See "By exchange" and "By wire."                              o     Verify that your bank or credit union is a
                                                                                     member of the Automated Clearing House (ACH)
                                                                                     system.

                                                                               o     Complete the "Bank Information" section on
                                                                                     your account application.

                                                                               o     Log on to www.jhfunds.com to initiate
                                                                                     purchases using your authorized bank account.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]           See "By exchange" and "By wire."                              o     Verify that your bank or credit union is a
                                                                                     member of the Automated Clearing House (ACH)
                                                                                     system.

                                                                               o     Complete the "Bank Information" section on
                                                                                     your account application.

                                                                               o     Call EASI-Line for automated service 24 hours
                                                                                     a day at 1-800-338-8080.

                                                                               o     Call your financial representative or call
                                                                                     Signature Services between 8 A.M. and 7 P.M.,
                                                                                     Eastern Time on most business days.

                                                                               To open or add to an account using the Monthly
                                                                               Automatic Accumulation Program, see "Additional
                                                                               investor services."

---------------------------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

---------------------------------------------------------

10 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

                                                                               To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]           o     Accounts of any type.                                   o     Write a letter of instruction or complete a
                                                                                     stock power indicating the fund name, your
                 o     Sales of any amount.                                          share class, your account number, the name(s)
                                                                                     in which the account is registered and the
                                                                                     dollar value or number of shares you wish to
                                                                                     sell.

                                                                               o     Include all signatures and any additional
                                                                                     documents that may be required (see next
                                                                                     page).

                                                                               o     Mail the materials to Signature Services.

                                                                               o     A check will be mailed to the name(s) and
                                                                                     address in which the account is registered,
                                                                                     or otherwise according to your letter of
                                                                                     instruction.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]           o     Most accounts.                                          o     Log on to www.jhfunds.com to initiate
                                                                                     redemptions from your funds.
                 o     Sales of up to $100,000.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]           o     Most accounts.                                          o     Call EASI-Line for automated service 24 hours
                                                                                     a day at 1-800-338-8080
                 o     Sales of up to $100,000.
                                                                               o     Call your financial representative or call
                                                                                     Signature Services between 8 A.M. and 7 P.M.,
                                                                                     Eastern Time on most business days.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]           o     Requests by letter to sell any amount.                  o     To verify that the Internet or telephone
                                                                                     redemption privilege is in place on an
                 o     Requests by Internet or phone to sell up to $100,000.         account, or to request the form to add it to
                                                                                     an existing account, call Signature Services.

                                                                               o     Funds requested by wire will generally be
                                                                                     wired the next business day. A $4 fee will be
                                                                                     deducted from your account. Your bank may
                                                                                     also charge a fee for this service.

                                                                               o     Funds requested by EFT are generally
                                                                                     available by the second business day. Your
                                                                                     bank may charge a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]           o     Accounts of any type.                                   o     Obtain a current prospectus for the fund into
                                                                                     which you are exchanging by Internet or by
                 o     Sales of any amount.                                          calling your financial representative or
                                                                                     Signature Services.

                                                                               o     Log on to www.jhfunds.com to process
                                                                                     exchanges between your funds.

                                                                               o     Call EASI-Line for automated service 24 hours
                                                                                     a day at 1-800-338-8080.

                                                                               o     Call your financial representative or
                                                                                     Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."

                                                                 YOUR ACCOUNT 11

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares -- this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock.

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                               Requirements for written requests                        [LOGO]
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial         o     Letter of instruction.
accounts for minors).
                                                                     o     On the letter, the signatures of all persons authorized
                                                                           to sign for the account, exactly as the account is
                                                                           registered.

                                                                     o     Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner or         o     Letter of instruction.
association accounts.
                                                                     o     Corporate business/organization resolution, certified
                                                                           within the past 12 months, or a John Hancock Funds
                                                                           business/organization certification form.

                                                                     o     On the letter and the resolution, the signature of the
                                                                           person(s) authorized to sign for the account.

                                                                     o     Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                                o     Letter of instruction.

                                                                     o     On the letter, the signature(s) of the trustee(s).

                                                                     o     Copy of the trust document certified within the past 12
                                                                           months or a John Hancock Funds trust certification form.

                                                                     o     Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with a        o     Letter of instruction signed by surviving tenant.
deceased co-tenant(s).
                                                                     o     Copy of death certificate.

                                                                     o     Medallion signature guarantee if applicable (see above).

                                                                     o     Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                                    o     Letter of instruction signed by executor.

                                                                     o     Copy of order appointing executor, certified within the
                                                                           past 12 months.

                                                                     o     Medallion signature guarantee if applicable (see above).

                                                                     o     Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers or         o     Call 1-800-225-5291 for instructions.
account types not listed above.
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

---------------------------------------------------------

12 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for the fund and each class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The fund is intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's NAVs at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

                                                                 YOUR ACCOUNT 13

Exchange limitation policies The fund's boards of trustees have adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The fund, through its agents, undertakes to use its best efforts to exercise the fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modi-fied for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent their excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

14 YOUR ACCOUNT

Certificated shares The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

                                                                 YOUR ACCOUNT 15

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check for first investment amount payable to "John Hancock Signature Services, Inc." in an amount satisfying the initial investment requirements specified in OPENING AN ACCOUNT. Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Fund securities The fund's portfolio securities disclosure policy can be found in the fund's SAI and on the fund's Web site, www.jhfunds.com. The fund's Web site also lists fund holdings. Portfolio holding information is posted on the fund's Web site each month on a one-month lag and is available on the fund's Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.

16 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the fund. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations and have the power to change the fund's investment goal without shareholder approval.

The management firm The fund is advised by John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02110-2805. Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and managed approximately $40 billion in assets as of December 31, 2006.

Management fees The fund pays the investment adviser a management fee at an annual rate of 0.88% of the fund's average daily net assets.

A discussion regarding the basis for the board of trustees approving the fund's investment advisory agreement is available in the fund's annual report to shareholders dated October 31, 2006.

Subadviser Nicholas-Applegate Capital Management (Nicholas-Applegate) subadvises International Fund. Nicholas-Applegate is a wholly owned subsidiary of Allianz of America, Inc. Nicholas-Applegate was founded in 1984 and provides investment advisory services to individual and institutional investors. As of December 31, 2006, Nicholas-Applegate had total assets under management of approximately $14.8 billion.

                                                                 FUND DETAILS 17

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

This table details the performance of the fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

International Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                            10-31-02      10-31-03      10-31-04   10-31-05   10-31-06
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  6.18       $  5.10       $  6.21    $  6.78    $  7.94
-------------------------------------------------------------------------------------------------------------------
Net investment loss(1)                                     (0.04)        (0.04)        (0.02)     (0.02)     (0.02)
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (1.04)         1.15          0.59       1.30       1.96
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                           (1.08)         1.11          0.57       1.28       1.94
-------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------
From net realized gain                                        --            --            --      (0.12)     (0.78)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  5.10       $  6.21       $  6.78    $  7.94    $  9.10
-------------------------------------------------------------------------------------------------------------------
Total return(2,3) (%)                                     (17.48)        21.76          9.18      19.14      26.61
-------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $     6       $    62       $    64    $    73    $    92
-------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)             2.38          2.45          2.04       2.08       1.80
-------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(4) (%)        4.43          3.00          2.07       2.12       1.81
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)     (0.68)        (0.63)        (0.27)     (0.24)     (0.18)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                       228(5)        216(5)        201        176        124
-------------------------------------------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                            10-31-02      10-31-03      10-31-04   10-31-05   10-31-06
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  5.86       $  4.81       $  5.81    $  6.30    $  7.31
-------------------------------------------------------------------------------------------------------------------
Net investment loss(1)                                     (0.08)        (0.07)        (0.06)     (0.07)     (0.07)
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (0.97)         1.07          0.55       1.20       1.79
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                           (1.05)         1.00          0.49       1.13       1.72
-------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------
From net realized gain                                        --            --            --      (0.12)     (0.78)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  4.81       $  5.81       $  6.30    $  7.31    $  8.25
-------------------------------------------------------------------------------------------------------------------
Total return(2,3) (%)                                     (17.92)        20.79          8.43      18.20      25.81
-------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $     5       $    30       $    26    $    24    $    24
-------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)             3.08          3.15          2.74       2.78       2.50
-------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(4) (%)        5.13          3.70          2.77       2.82       2.51
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)     (1.38)        (1.28)        (0.98)     (0.97)     (0.88)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                       228(5)        216(5)        201        176        124
-------------------------------------------------------------------------------------------------------------------

18 FUND DETAILS

CLASS C SHARES  PERIOD ENDED                            10-31-02      10-31-03      10-31-04   10-31-05   10-31-06
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  5.87       $  4.81       $  5.81    $  6.30    $  7.32
-------------------------------------------------------------------------------------------------------------------
Net investment loss(1)                                     (0.08)        (0.06)        (0.06)     (0.07)     (0.07)
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (0.98)         1.06          0.55       1.21       1.79
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                           (1.06)         1.00          0.49       1.14       1.72
-------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------
From net realized gain                                        --            --            --      (0.12)     (0.78)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  4.81       $  5.81       $  6.30    $  7.32    $  8.26
-------------------------------------------------------------------------------------------------------------------
Total return(2,3) (%)                                     (18.06)        20.79          8.43      18.36      25.79
-------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $     1       $     3       $     4    $     4    $     5
-------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)             3.08          3.15          2.73       2.78       2.50
-------------------------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(4) (%)        5.13          3.70          2.76       2.82       2.51
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)     (1.38)        (1.11)        (0.96)     (1.00)     (0.88)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                       228(5)        216(5)        201        176        124
-------------------------------------------------------------------------------------------------------------------

(1)   Based on the average of the shares outstanding.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4) Does not take into consideration expense reductions during the periods shown.

(5)   Excludes merger activity.

                                                                 FUND DETAILS 19

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock International Fund:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way,Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291
By EASI-Line: 1-800-338-8080
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2007 JOHN HANCOCK FUNDS, LLC                                       400PN 5/07

--------------------------------------------------------------------------------

[JOHN HANCOCK(R) LOGO]
  the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

-----------------------------------

Now available: electronic delivery
www.jhfunds.com/edelivery

-----------------------------------

[JOHN HANCOCK(R) LOGO]
----------------------
    MUTUAL FUNDS
                                                                    John Hancock
                                                             International Funds

--------------------------------------------------------------------------------

                                          CLASS A, CLASS B AND CLASS C SHARES

                                             Greater China Opportunities Fund

                                             International Classic Value Fund

--------------------------------------------------------------------------------

Prospectus
5.1.2007

--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------
      JOHN HANCOCK INTERNATIONAL FUNDS
      --------------------------------------------------------------------------
      Greater China Opportunities Fund                                         4
      International Classic Value Fund                                         6

      YOUR ACCOUNT
      --------------------------------------------------------------------------
      Choosing a share class                                                   8
      How sales charges are calculated                                         9
      Sales charge reductions and waivers                                      9
      Opening an account                                                      11
      Buying shares                                                           12
      Selling shares                                                          13
      Transaction policies                                                    15
      Dividends and account policies                                          17
      Additional investor services                                            18

      FUND DETAILS
      --------------------------------------------------------------------------
      Business structure                                                      19
      Management biographies                                                  21
      Financial highlights                                                    22

      APPENDIX
      --------------------------------------------------------------------------
      Historical performance of corresponding
         Pzena International Value Composite                                  26

      FOR MORE INFORMATION                                            BACK COVER
      --------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

John Hancock International Funds

These funds seek long-term growth by investing primarily in common stocks of foreign companies. Each fund has its own strategy and risk profile.

Who may want to invest

These funds may be appropriate for investors who:

o     are seeking to diversify a portfolio of domestic investments

o are seeking access to markets that can be less accessible to individual investors

o     are seeking funds for the growth portion of an asset allocation portfolio

o     are investing for goals that are many years in the future

International funds may NOT be appropriate if you:

o     are investing with a shorter time horizon in mind

o     are uncomfortable with an investment whose value may vary substantially

o     want to limit your exposure to foreign securities

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm

All John Hancock international funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of December 31, 2006, managed approximately $40 billion in assets.

FUND INFORMATION KEY
--------------------------------------------------------------------------------

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[LOGO]

Goal and strategy

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[LOGO]

Past performance

The fund's total return, measured year-by-year and over time.

[LOGO]

Main risks

The major risk factors associated with the fund.

[LOGO]

Your expenses

The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Greater China Opportunities Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of companies located in China, Hong Kong or Taiwan (Greater China). These companies (1) have securities that are traded principally on stock exchanges in Greater China countries, (2) are organized under the laws of and conduct business in a Greater China country or (3) derive more than half of their revenues from Greater China operations. Equity securities include common and preferred stocks and their equivalents.

The fund is non-diversified and may invest more than 5% of its assets in securities of individual companies.

In managing the portfolio, the manager combines top-down sector allocation with bottom-up stock selection. The manager continually assesses the macro environment to determine the attractiveness of different business segments. She then uses fundamental financial analysis to identify leading companies of any size that she believes offer growth potential at a reasonable price.

The manager performs periodic quantitative analysis to monitor changes in valuation. Decisions to buy or sell a security may be based on factors including price-to-earnings ratio, price-to-book ratio, return on equity, price-to-earnings to growth ratio and cash flow, as well as changes to management structure and/or the macro environment.

The fund may invest up to 20% of its assets in securities of companies located outside of Greater China, with an emphasis on companies that are positioned to benefit from economic growth in Greater China.

The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

Best quarter: Q4 '06, 25.57%
Worst quarter: Q2 '06, 3.26%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

MSCI China Index, an unmanaged market capitalization weighted index of Chinese companies available to non-domestic investors.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

                                   [BAR CHART]

                                      2006
                                     ------
                                     70.34%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending
12-31-06
--------------------------------------------------------------------------------

                                                         Life of   Life of   Life of
                                                1 year   Class A   Class B   Class C
-------------------------------------------------------------------------------------
Class A before tax (began 6-8-05)                61.82%    45.38%       --        --
-------------------------------------------------------------------------------------
Class A after tax on distributions               60.26%    44.37%       --        --
-------------------------------------------------------------------------------------
Class A after tax on distributions with sales    40.07%    38.46%       --        --
-------------------------------------------------------------------------------------
Class B before tax (began 6-8-05)                64.15%       --     47.16%       --
-------------------------------------------------------------------------------------
Class C before tax (began 6-8-05)                68.15%       --        --     49.21%
-------------------------------------------------------------------------------------
MSCI China Index                                 82.87%    62.08%    62.08%    62.08%

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements. Because the fund focuses on a single region of the world, its performance may be more volatile than that of a fund that invests globally.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets such as China, Hong Kong and Taiwan.

The fund's management strategy has a significant influence on fund performance. Greater China stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on other types of stocks. If certain investments or industries do not perform as expected, or if the manager's securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. Investments in Taiwan could be adversely affected by its political and economic relationship with China. In addition, the willingness of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain, and changes in government policy could significantly affect the markets in both Hong Kong and China. A small number of companies and industries represent a large portion of the Greater China market as a whole. Consequently, the fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. issuers.

To the extent the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

---------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                             Class A    Class B   Class C
---------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                           5.00%      none      none
---------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                none(2)    5.00%     1.00%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Annual operating expenses                                       Class A    Class B   Class C
---------------------------------------------------------------------------------------------
Management fee                                                     1.00%      1.00%     1.00%
---------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                              0.30%      1.00%     1.00%
---------------------------------------------------------------------------------------------
Other expenses                                                     0.62%      0.62%     0.62%
---------------------------------------------------------------------------------------------
Total fund operating expenses                                      1.92%      2.62%     2.62%
---------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 2-29-08)         0.00%      0.00%     0.00%
---------------------------------------------------------------------------------------------
Net annual operating expenses                                      1.92%      2.62%     2.62%
---------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement through February 29, 2008 if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                            Year 1       Year 3       Year 5     Year 10
--------------------------------------------------------------------------------
Class A                             $  685     $  1,073     $  1,485    $  2,631
--------------------------------------------------------------------------------
Class B with redemption             $  765     $  1,114     $  1,590    $  2,784
--------------------------------------------------------------------------------
Class B without redemption          $  265     $    814     $  1,390    $  2,784
--------------------------------------------------------------------------------
Class C with redemption             $  365     $    814     $  1,390    $  2,954
--------------------------------------------------------------------------------
Class C without redemption          $  265     $    814     $  1,390    $  2,954

(1)   A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."
--------------------------------------------------------------------------------

SUBADVISER

MFC Global Investment Management (U.S.A.), Limited

Responsible for day-to-day investment management
A subsidiary of Manulife Financial Corporation Supervised by the adviser

PORTFOLIO MANAGER

Pauline Dan, CFA
Primarily responsible for fund management
Managed fund since it began in 2005

See page 21 for the management biographies.

FUND CODES

Class A   Ticker           JCOAX
          CUSIP            409902624
          Newspaper        --
          SEC number       811-4630
          JH fund number   08

Class B   Ticker           JCOBX
          CUSIP            409902616
          Newspaper        --
          SEC number       811-4630
          JH fund number   108

Class C   Ticker           JCOCX
          CUSIP            409902590
          Newspaper        --
          SEC number       811-4630
          JH fund number   508

International Classic Value Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of foreign companies of any size. Equity securities include common and preferred stocks and their equivalents. The fund may invest up to 10% of assets in securities of issuers located in emerging markets as classified by Morgan Stanley Capital International (MSCI). Under normal circumstances the fund will invest in at least six countries throughout the world. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the fund, the subadviser follows a classic "deep value" strategy. It seeks to identify companies it believes are undervalued on the basis of current price to an estimated normal level of earnings, and constructs a portfolio of stocks that are in the most undervalued or "deep value" portion of its universe. Companies considered for investment must have a competitive advantage such as a superior distribution network, low cost structure or simply, tangible assets. Companies in the portfolio also must have a sound plan to restore earnings and cash flow to normal over the long run in the opinion of the subadviser.

In choosing individual securities, the subadviser generally screens a universe of the 1,500 largest companies located outside the United States. Using fundamental research and proprietary computer models, the subadviser ranks these companies from the least to the most expensive on the basis of current share price to normal long-term earning power. The subadviser considers investing only in the cheapest companies of the universe, and systematically rules out companies whose share price is not among the most attractive. Before investing, the sub-adviser considers the value of an entire business relative to its price. The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

The fund may use certain derivative instruments (investments whose value is based on indexes, securities or currencies), such as options, futures, forwards and swaps. In abnormal conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goals. The fund may trade securities actively, which could increase its trading costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[LOGO]

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, emerging-market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
[LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

-------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                          Class A     Class B   Class C
-------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                        5.00%       none      none
-------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less             none(2)     5.00%     1.00%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Annual operating expenses                                    Class A     Class B   Class C
-------------------------------------------------------------------------------------------
Management fee                                                  1.05%       1.05%     1.05%
-------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                           0.30%       1.00%     1.00%
-------------------------------------------------------------------------------------------
Other expenses                                                  1.32%       1.32%     1.32%
-------------------------------------------------------------------------------------------
Total fund operating expenses                                   2.67%       3.37%     3.37%
-------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-08)      1.15%       1.15%     1.15%
-------------------------------------------------------------------------------------------
Net annual operating expenses                                   1.52%       2.22%     2.22%
-------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------------
Expenses                                        Year 1    Year 3     Year 5    Year 10
--------------------------------------------------------------------------------------
Class A                                         $  647   $ 1,184   $  1,747   $  3,272
--------------------------------------------------------------------------------------
Class B with redemption                         $  725   $ 1,229   $  1,856   $  3,421
--------------------------------------------------------------------------------------
Class B without redemption                      $  225   $   929   $  1,656   $  3,421
--------------------------------------------------------------------------------------
Class C with redemption                         $  325   $   929   $  1,656   $  3,581
--------------------------------------------------------------------------------------
Class C without redemption                      $  225   $   929   $  1,656   $  3,581
--------------------------------------------------------------------------------------


1     A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------

SUBADVISER

Pzena Investment Management, LLC

Responsible for day-to-day investment management
Founded in 1995
Supervised by the adviser

PORTFOLIO MANAGERS

A. Rama Krishna, CFA
Managed fund since inception

John P. Goetz
Managed fund since inception

Michael D. Peterson
Managed fund since inception

Managers share investment strategy and decisions.

See page 21 for the management biographies.

FUND CODES

Class A      Ticker           JHFAX
             CUSIP            409902483
             Newspaper        --
             SEC number       811-1677
             JH fund number   19

Class B      Ticker           JHFBX
             CUSIP            409902475
             Newspaper        --
             SEC number       811-1677
             JH fund number   119

Class C      Ticker           JHFDX
             CUSIP            409902467
             Newspaper        --
             SEC number       811-1677
             JH fund number   519

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o A front-end sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED.

o     Distribution and service (12b-1) fees of 0.30%.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o A deferred sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999, and the maximum amount you may invest in Class C shares with any single purchase is $999,999. Signature Services may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see SALES CHARGE REDUCTIONS AND WAIVERS).

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

o     directly, by the payment of sales commissions, if any; and

o     indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds' shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the funds, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.

8 YOUR ACCOUNT

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------

                                                     As a % of   As a % of your
Your investment                                offering price*       investment
--------------------------------------------------------------------------------
Up to $49,999                                             5.00%            5.26%
--------------------------------------------------------------------------------
$50,000 - $99,999                                         4.50%            4.71%
--------------------------------------------------------------------------------
$100,000 - $249,999                                       3.50%            3.63%
--------------------------------------------------------------------------------
$250,000 - $499,999                                       2.50%            2.56%
--------------------------------------------------------------------------------
$500,000 - $999,999                                       2.00%            2.04%
--------------------------------------------------------------------------------
$1,000,000 and over                                   See below

* Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock open-end mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund's Class A shares about any other open-end John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled "Initial Sales Charge on Class A Shares" in a fund's SAI. You may request an SAI from your broker or financial representative, access the funds' Web site at www.jhfunds.com, or call John Hancock Signature Services, Inc. (Signature Services), the funds' transfer agent at 1-800-225-5291.

Investments of $1 million or more Class A shares are available with no front-end sales charge.There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred charges on $1 million + investments
--------------------------------------------------------------------------------

                                                                 CDSC on shares
Your investment                                                      being sold
--------------------------------------------------------------------------------
First $1M - $4,999,999                                                     1.00%
--------------------------------------------------------------------------------
Next $1 - $5M above that                                                   0.50%
--------------------------------------------------------------------------------
Next $1 or more above that                                                 0.25%
--------------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------

                                                                 CDSC on shares
Years after purchase                                                 being sold
--------------------------------------------------------------------------------
1st year                                                                   5.00%
--------------------------------------------------------------------------------
2nd year                                                                   4.00%
--------------------------------------------------------------------------------
3rd or 4th year                                                            3.00%
--------------------------------------------------------------------------------
5th year                                                                   2.00%
--------------------------------------------------------------------------------
6th year                                                                   1.00%
--------------------------------------------------------------------------------
After 6th year                                                             none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------

Years after purchase                                                       CDSC
--------------------------------------------------------------------------------
1st year                                                                   1.00%
--------------------------------------------------------------------------------
After 1st year                                                             none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include

                                                                  YOUR ACCOUNT 9

Accumulation and Combinations, as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

o Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section OPENING AN ACCOUNT), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans

o certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutions(SM) programs

o     redemptions pursuant to a fund's right to liquidate an account less than
      $1,000

o redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

o     to make certain distributions from a retirement plan

o     because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

o financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

o fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

o individuals transferring assets held in a SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to an IRA

o individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA

o individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock funds back into the original account type from which it was converted

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

o participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

o certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, or PruSolutions(SM) programs

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

o exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)

o dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

10 YOUR ACCOUNT

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

      o     non-retirement account: $1,000

      o     retirement account: $500

      o     group investments: $250

      o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

      o there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

      Important information about opening a new account To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

      For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

      For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

                                                                 YOUR ACCOUNT 11

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

              Opening an account                                                Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        o     Make out a check for the investment amount, payable to      o     Make out a check for the investment amount,
                    "John Hancock Signature Services, Inc."                           payable to "John Hancock Signature Services,
                                                                                      Inc."
              o     Deliver the check and your completed application to your
                    financial representative, or mail them to Signature         o     Fill out the detachable investment slip from
                    Services (address below).                                         an account state- ment. If no slip is
                                                                                      available, include a note specifying the fund
                                                                                      name, your share class, your account number
                                                                                      and the name(s) in which the account is
                                                                                      registered.

                                                                                o     Deliver the check and your investment slip or
                                                                                      note to your financial representative, or mail
                                                                                      them to Signature Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        o     Call your financial representative or Signature Services    o     Log on to www.jhfunds.com to process exchanges
                    to request an exchange.                                           between funds.

                                                                                o     Call EASI-Line for automated service 24 hours
                                                                                      a day at 1-800-338-8080.

                                                                                o     Call your financial representative or
                                                                                      Signature Services to request an exchange.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        o     Deliver your completed application to your financial        o     Obtain wiring instructions by calling
                    representative, or mail it to Signature Services.                 Signature Services.

              o     Obtain your account number by calling your financial        o     Instruct your bank to wire the amount of your
                    representative or Signature Services.                             investment.

              o     Obtain wiring instructions by calling Signature Services.   Specify the fund name, your choice of share class,
                                                                                the new account number and the name(s) in which the
                                                                                account is registered. Your bank may charge a fee to
              Specify the fund name, your choice of share class, the new        wire funds.
              account number and the name(s) in which the account is
              registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        See "By exchange" and "By wire."                                  o     Verify that your bank or credit union is a
                                                                                      member of the Automated Clearing House (ACH)
                                                                                      system.

                                                                                o     Complete the "Bank Information" section on
                                                                                      your account application.

                                                                                o     Log on to www.jhfunds.com to initiate
                                                                                      purchases using your authorized bank account.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        See "By exchange" and "By wire."                                  o     Verify that your bank or credit union is a
                                                                                      member of the Automated Clearing House (ACH)
                                                                                      system.

                                                                                o     Complete the "Bank Information" section on
                                                                                      your account application.

                                                                                o     Call EASI-Line for automated service 24 hours
                                                                                      a day at 1-800-338-8080.

                                                                                o     Call your financial representative or call
                                                                                      Signature Services between 8 A.M. and 7 P.M.,
                                                                                      Eastern Time on most business days.

                                                                                To open or add to an account using the Monthly
                                                                                Automatic Accumulation Program, see "Additional
                                                                                investor services."

---------------------------------------------------------------

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

---------------------------------------------------------------

12 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

                                                                                To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        o     Accounts of any type.                                       o     Write a letter of instruction or complete a
                                                                                      stock power indicating the fund name, your
              o     Sales of any amount.                                              share class, your account number, the name(s)
                                                                                      in which the account is registered and the
                                                                                      dollar value or number of shares you wish to
                                                                                      sell.

                                                                                o     Include all signatures and any additional
                                                                                      documents that may be required (see next
                                                                                      page).

                                                                                o     Mail the materials to Signature Services.

                                                                                o     A check will be mailed to the name(s) and
                                                                                      address in which the account is registered, or
                                                                                      otherwise according to your letter of
                                                                                      instruction.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        o     Most accounts.                                              o     Log on to www.jhfunds.com to initiate
                                                                                      redemptions from your funds.
              o     Sales of up to $100,000.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        o     Most accounts.                                              o     Call EASI-Line for automated service 24 hours
                                                                                      a day at 1-800-338-8080.
              o     Sales of up to $100,000.
                                                                                o     Call your financial representative or call
                                                                                      Signature Services between 8 A.M. and 7 P.M.,
                                                                                      Eastern Time on most business days.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        o     Requests by letter to sell any amount.                      o     To verify that the Internet or telephone
                                                                                      redemption privilege is in place on an
              o     Requests by Internet or phone to sell up to $100,000.             account, or to request the form to add it to
                                                                                      an existing account, call Signature Services.

                                                                                o     Funds requested by wire will generally be
                                                                                      wired the next business day. A $4 fee will be
                                                                                      deducted from your account. Your bank may also
                                                                                      charge a fee for this service.

                                                                                o     Funds requested by EFT are generally available
                                                                                      by the second business day. Your bank may
                                                                                      charge a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]        o     Accounts of any type.                                       o     Obtain a current prospectus for the fund into
                                                                                      which you are exchanging by Internet or by
              o     Sales of any amount.                                              calling your financial representative or
                                                                                      Signature Services.

                                                                                o     Log on to www.jhfunds.com to process exchanges
                                                                                      between your funds.

                                                                                o     Call EASI-Line for automated service 24 hours
                                                                                      a day at 1-800-338-8080.

                                                                                o     Call your financial representative or
                                                                                      Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."

                                                                 YOUR ACCOUNT 13

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock.)

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                          Requirements for written requests                             [LOGO]
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial    o     Letter of instruction.
accounts for minors).
                                                                o     On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

                                                                o     Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner or    o     Letter of instruction.
association accounts.
                                                                o     Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds
                                                                      business/organization certification form.

                                                                o     On the letter and the resolution, the signature of the
                                                                      person(s) authorized to sign for the account.

                                                                o     Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                           o     Letter of instruction.

                                                                o     On the letter, the signature(s) of the trustee(s).

                                                                o     Copy of the trust document certified within the past 12 months or a John Hancock Funds' trust certification form.

                                                                o     Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with a   o     Letter of instruction signed by surviving tenant.
deceased co-tenant(s).
                                                                o     Copy of death certificate.

                                                                o     Medallion signature guarantee if applicable (see above).

                                                                o     Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                               o     Letter of instruction signed by executor.

                                                                o     Copy of order appointing executor, certified within the past
                                                                      12 months.

                                                                o     Medallion signature guarantee if applicable (see above).

                                                                o     Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers or    o     Call 1-800-225-5291 for instructions.
account types not listed above.

------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

---------------------------------------------------------------

14 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' NAVs at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

                                                                 YOUR ACCOUNT 15

Exchange limitation policies The funds' boards of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modi-fied for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of a fund's portfolio, and may result in a fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase a fund's operating costs and decrease a fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

16 YOUR ACCOUNT

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. The funds declare and pay any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

                                                                 YOUR ACCOUNT 17

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check for your first investment amount payable to "John Hancock Signature Services, Inc." in an amount satisfying the initial investment requirements specified in OPENING AN ACCOUNT. Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock funds offer a range of retirement plans, including traditional and ROTH IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Fund securities The funds' portfolio securities disclosure policy can be found in each fund's SAI and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

18 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock international funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Greater China Opportunities and International Classic Value Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Greater China Opportunities Fund have the power to change the fund's policy of investing at least 80% of its assets in companies located in the Greater China region without shareholder approval. Greater China Opportunities Fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

The International Classic Value Fund relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The fund, therefore, is able to change subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change.

This order does not, however, permit the Adviser to appoint a sub-adviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

Management fees The management fees paid to the investment adviser by the John Hancock international funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                           % of net assets
--------------------------------------------------------------------------------
Greater China Opportunities                                               1.00%
--------------------------------------------------------------------------------
International Classic Value Fund                                          0.00%*
--------------------------------------------------------------------------------

*     After expense reimbursement.

A discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available in each fund's annual or semiannual report to shareholders as follows:

Annual report dated October 31, 2006 Greater China Opportunities Fund

Annual report dated December 31, 2006 International Classic Value Fund

                                                                    ------------

                                                                    Shareholders ----------------------|
                                                                                                       |
                                                                    ------------                       |
                                                                           |                           |
                                                                           |                           |
                  |---                               -------------------------------------------       |
                  |                                                                                    |
                  |                                         Financial services firms and               |
                  |                                            their representatives                   |
                  |                                                                                    |
                  |                          | ----- Advise current and prospective shareholders ------|
                  |                          |            on their fund investments, often             |
                  |    Distribution and      |              in the context of an overall               |
                  |  shareholder services    |                     financial plan.                     |
                  |                          |                                                         |
                  |                          |      -------------------------------------------        |
                  |                          |                                                         |
                  |      -------------------------------------------    -----------------------------------------------------
                  |
                  |                 Principal distributor                                Transfer agent
                  |
                  |                John Hancock Funds, LLC                   John Hancock Signature Services, Inc.
                  |
                  |       Markets the funds and distributes shares      Handles shareholder services, including recordkeeping
                  |      through selling brokers, financial planners        and statements, distribution of dividends and
                  |         and other financial representatives.                processing of buy and sell requests.
                  |
                  |---   -------------------------------------------    -----------------------------------------------------
                                              |                                                           |
                                              |-----------------------------------------------------------|
                                                                       |
  -------------------------------    -------------------------------   |-------------------------------------             ---|
                                                                       |                                                     |
            Subadvisers                    Investment adviser          |           Custodian                                 |
                                                                       |                                                     |
        MFC Global Investment          John Hancock Advisers, LLC      |       The Bank of New York                          |
    Management (U.S.A.) Limited            601 Congress Street         |          One Wall Street                            |
       200 Bloor Street East              Boston, MA 02210-2805        |        New York, NY 10286                 Asset     |
     Toronto, Ontario, Canada                                          |                                         management  |
              M4W IE5                                                  |                                                     |
                                                                       |                                                     |
 Pzena Investment Management, LLC                                      |   Holds the funds' assets, settles all              |
       120 West 45th Street            Manages the funds' business and |  portfolio trades and collects most of              |
      New York, NY 10036                    investment activities.     |      the valuation  data required for               |
                                                                       |       calculating the funds' NAV.                   |
 Provide portfolio management to                                       |                                                     |
        certain funds.                 ------------------------------- |  -------------------------------------           ---|
-------------------------------------                                  |
                                                          |            |                  |
                                                            ------------------------------
                                                                       |
                                                            ------------------------------
                                                                       Trustees

                                                            Oversee the funds' activities.

                                                            ------------------------------

                                                                 FUND DETAILS 19

Subadvisers Pzena Investment Management, LLC (PIM) subadvises International Classic Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of December 31, 2006, had total assets under management of approximately $27.3 billion.

MFC Global Investment (U.S.A.) Limited (MFC Global) sub-advises Greater China Opportunities Fund. MFC Global is a corporation subject to the laws of Canada and is an indirect wholly owned subsidiary of Manulife Financial Corporation, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and MFC Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. As of December 31, 2006, MFC Global had total assets under management of approximately $10.9 billion.

20 FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock international funds, including a brief summary of their business careers over the past five years. The SAI for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage (other than the fund) and their ownership of fund shares, if any.

Pauline Dan, CFA
--------------------------------------------------------------------------------
Senior portfolio manager, Asia Pacific Equities,
  MFC Global Investment Management
  (U.S.A.), Limited
Joined subadviser in 2004
Director and portfolio manager,
  I.G. Investment Management
  (Hong Kong) Limited (2000-2004)
Began business career in 1991

John P. Goetz
--------------------------------------------------------------------------------
Managing principal (since 1997) and co-chief investment officer (since 2005), Pzena
  Investment Management, LLC
Director of Research, Pzena Investment
  Management, LLC (1996-2005)
Joined subadviser in 1996
Began business career in 1979

A. Rama Krishna, CFA
--------------------------------------------------------------------------------
Managing principal and portfolio manager,
  Pzena Investment Management, LLC
Joined subadviser in 2003
Chief investment officer and other positions,
  Citigroup Asset Management (1998-2003)
Began business career in 1987

Michael D.Peterson
--------------------------------------------------------------------------------
Principal and portfolio manager (since 1998), director of research (since 2005), Pzena
  Investment Management, LLC
Joined subadviser in 1998
Began business career in 1992

                                                                 FUND DETAILS 21

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Greater China Opportunities Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                               10-31-05(1) 10-31-06
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $  10.00    $  10.24
--------------------------------------------------------------------------------
Net investment income(2)                                       0.03        0.16
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                0.21        5.43
--------------------------------------------------------------------------------
Total from investment operations                               0.24        5.59
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                       --       (0.01)
--------------------------------------------------------------------------------
From net realized gain                                           --       (0.04)
--------------------------------------------------------------------------------
                                                                 --       (0.05)
--------------------------------------------------------------------------------
Net asset value, end of period                             $  10.24    $  15.78
--------------------------------------------------------------------------------
Total return(3,4)(%)                                           2.40(5)    54.74
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $     12    $     79
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                1.93(6)     1.89
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7) (%)           4.44(6)     1.92
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)       0.68(6)     1.14
--------------------------------------------------------------------------------
Portfolio turnover (%)                                           28(5)       57
--------------------------------------------------------------------------------

CLASS B SHARES  PERIOD ENDED                               10-31-05(1) 10-31-06
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $  10.00    $  10.21
--------------------------------------------------------------------------------
Net investment income(2)                                       0.02        0.09
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                0.19        5.37
--------------------------------------------------------------------------------
Total from investment operations                               0.21        5.46
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net realized gain                                           --       (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period                             $  10.21    $  15.63
--------------------------------------------------------------------------------
Total return(3,4) (%)                                          2.10(5)    53.59
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $      1    $     16
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                2.63(6)     2.59
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7) (%)           5.14(6)     2.62
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)       0.43(6)     0.63
--------------------------------------------------------------------------------
Portfolio turnover (%)                                           28(5)       57
--------------------------------------------------------------------------------

22 FUND DETAILS

CLASS C SHARES  PERIOD ENDED                               10-31-05(1) 10-31-06
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $  10.00    $  10.21
--------------------------------------------------------------------------------
Net investment income(2)                                       0.03        0.08
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                0.18        5.38
--------------------------------------------------------------------------------
Total from investment operations                               0.21        5.46
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net realized gain                                           --       (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period                             $  10.21    $  15.63
--------------------------------------------------------------------------------
Total return(3,4) (%)                                          2.10(5)    53.59
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $      1    $     13
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                2.62(6)     2.59
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7) (%)           5.13(6)     2.62
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)       0.61(6)     0.55
--------------------------------------------------------------------------------
Portfolio turnover (%)                                           28(5)       57
--------------------------------------------------------------------------------

(1)   Beginning of operations from 6-9-05 through 10-31-05.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the period shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the period shown.

                                                                FUND DETAILS  23

International Classic Value Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                                        12-31-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $  10.00
--------------------------------------------------------------------------------
Net investment income(2)                                                0.05
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         1.08
--------------------------------------------------------------------------------
Total from investment operations                                        1.13
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income gain                                        (0.04)
--------------------------------------------------------------------------------
From net realized gain                                                 (0.06)
--------------------------------------------------------------------------------
                                                                       (0.10)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $  11.03
--------------------------------------------------------------------------------
Total return(3,4) (%)                                                  11.25(5)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $     19
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                         1.52(6)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7) (%)                    2.67(6)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                0.60(6)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                    20(5)

CLASS B SHARES  PERIOD ENDED                                        12-31-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $  10.00
--------------------------------------------------------------------------------
Net investment loss(2)                                                 (0.01)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         1.09
--------------------------------------------------------------------------------
Total from investment operations                                        1.08
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                             (0.03)
--------------------------------------------------------------------------------
From net realized gain                                                 (0.06)
--------------------------------------------------------------------------------
                                                                       (0.09)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $  10.99
--------------------------------------------------------------------------------
Total return(3,4) (%)                                                  10.79(5)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $      1
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                         2.22(6)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7) (%)                    3.37(6)
--------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                 (0.17)(6)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                    20(5)
--------------------------------------------------------------------------------

24 FUND DETAILS

CLASS C SHARES  PERIOD ENDED                                        12-31-06(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $  10.00
--------------------------------------------------------------------------------
Net investment loss(2)                                                 (0.02)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         1.08
--------------------------------------------------------------------------------
Total from investment operations                                        1.06
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                             (0.03)
--------------------------------------------------------------------------------
From net realized gain                                                 (0.06)
--------------------------------------------------------------------------------
                                                                       (0.09)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $  10.97
--------------------------------------------------------------------------------
Total return(3,4) (%)                                                  10.59(5)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $      4
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                         2.22(6)
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(7) (%)                    3.37(6)
--------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                 (0.28)(6)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                    20(5)
--------------------------------------------------------------------------------

(1)   Beginning of operations from 2-28-06 through 12-31-06.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the period shown.

(5)   Not annualized.

(6)   Annualized.

(7) Does not take into consideration expense reductions during the period shown.

                                                                FUND DETAILS  25

Appendix

--------------------------------------------------------------------------------
Historical Performance of Corresponding Pzena International Value Composite

The following table presents the past performance of the Pzena International Value Composite (the "Composite"), which consists of an account managed by Pzena Investment Management LLC (Pzena), which serves as the subadviser to John Hancock International Classic Value Fund (the "Fund"). The Composite is comprised of all fee paying accounts under discretionary management by Pzena that have investment objectives, policies and strategies substantially similar to those of the Fund. Pzena has prepared and presented the historical performance shown. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the account comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Pzena in managing international portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. The Composite and the Index returns are calculated net of withholding taxes on dividends, interest and capital gains. Net returns for the Composite are additionally net of investment management fees. Fees and expenses of the Fund differ from and will be higher than those used to calculate the net performance of the Composite. Accordingly, use of the Fund's estimated expenses in the Composite would have lowered the Composite's performance results.

The historical performance of the Pzena International composite is not, and is not a substitute for, the performance of the Fund and is not necessarily indicative of the Fund's future results. You should not assume that the Fund will have the same future performance as the Composite. Future performance of the Fund may be greater or less than the performance of the Composite due to, among other things, differences in fees and expenses, asset size and cash flows. Because of the similarities between the Fund and the Composite, this information may help provide an indication of the Fund's risks. The Fund's actual performance may vary significantly from the past performance of the Composite. While the account comprising the Composite may incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will not adversely impact the Fund's performance. Also, the account comprising the Composite is not subject to the investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code or the Fund's fundamental investment restrictions. If these limitations, requirements and restrictions were applicable to the account in the Composite, they may have had an adverse affect on the performance results of the Composite.

Total returns (gross of fees):

Best quarter: Q4 '04, 14.07%
Worst quarter: Q2 '05, -1.71%

--------------------------------------------------------------------------------
Calendar year total returns
--------------------------------------------------------------------------------

                                   [BAR CHART]

                             2004     2005     2006
                            ------------------------
Gross of fees               23.70%   16.92%   22.63%
Net of fees                 22.38%   15.79%   21.29%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------
                                                                         Since
                                                            1 year   inception*
--------------------------------------------------------------------------------
PIV Composite -- Gross of fees                               22.63%      21.04%
--------------------------------------------------------------------------------
PIV Composite -- Net of fees                                 21.29%      19.79%
--------------------------------------------------------------------------------
MSCI EAFE(R) Index                                           26.34%      19.93%
--------------------------------------------------------------------------------

*     The Composite's inception date was January 1, 2004.

Index

MSCI EAFE(R) Index -- an unmanaged index of freely traded stocks of foreign companies.

26 FUND DETAILS

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock international funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291
By EASI-Line: 1-800-338-8080
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2007 JOHN HANCOCK FUNDS, LLC                                       INTPN 5/07

--------------------------------------------------------------------------------

[JOHN HANCOCK(R) LOGO]
   the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

---------------------------------------

Now available: electronic delivery
www.jhfunds.com/edelivery

---------------------------------------

[LOGO] John Hancock(R)
       ---------------
        MUTUAL FUNDS

                                                                    John Hancock
                                                              International Fund

--------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS I


--------------------------------------------------------------------------------

Prospectus

5.1.2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------
JOHN HANCOCK INTERNATIONAL FUND                                         4
--------------------------------------------------------------------------------

YOUR ACCOUNT
--------------------------------------------------------------------------------
Who can buy shares                                                      6

Opening an account                                                      6

Buying shares                                                           8

Selling shares                                                          9

Transaction policies                                                   11

Dividends and account policies                                         13

Additional investor services                                           13

FUND DETAILS
--------------------------------------------------------------------------------
Business structure                                                     14

Financial highlights                                                   15

FOR MORE INFORMATION                                           BACK COVER
--------------------------------------------------------------------------------

 On 1-19-2007, Trustees of this fund voted to recommend that shareholders of the fund approve a tax-free reorganization with International Core Fund. Proxy statement and prospectus was mailed on or about 3-26-2007 for shareholder meeting scheduled on 5-9-2007.

International Fund

[CLIP ART] GOAL AND STRATEGY The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of foreign companies of any size. The fund may invest up to 30% of assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). The fund does not maintain a fixed allocation of assets, either with respect to securities type or geography.

In managing the portfolio, the managers focus on a bottom-up analysis on the financial conditions and competitiveness of individual foreign companies. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics that will enable the companies to compete successfully in their respective markets:

o above-average per share earnings growth
o high return on invested capital
o a healthy balance sheet
o sound financial and accounting policies and overall financial strength
o strong competitive advantages
o effective research, product development and marketing

The management team consider whether to sell a particular security when any of those factors materially changes. The management team allocate the fund's assets among securities of countries that are expected to provide the best opportunities for meeting the fund's investment objective.

To manage risk, the fund does not invest more than 5% of assets in any one security at the time of initial investment.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[CLIP ART] PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
Best quarter: Q2 '03, 17.76%
Worst quarter: Q1 `03, -6.71%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
MSCI All Country World Ex-U.S. Index,
an unmanaged index of freely traded stocks of foreign companies.

[the following information was represented as a bar chart in the printed material]

--------------------------------------------------------------------------------
Class I calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
2003            32.94%
2004            14.21%
2005            22.92%
2006            21.35%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------
                                                                        Life of
                                                              1 year    Class I
--------------------------------------------------------------------------------
Class I before tax (began 3-1-02)                             21.35%    13.67%
Class I after tax on distributions                            17.94%    12.47%
Class I after tax on distributions, with sale                 15.18%    11.44%
--------------------------------------------------------------------------------
MSCI All Country World Ex-U.S. Index                          23.85%    15.01%

[CLIP ART] MAIN RISKS The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.
o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o Certain derivatives could produce disproportionate losses.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

--------------------------------------------------------------------------------
[CLIP ART] YOUR EXPENSES

Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                  0.88%
Other expenses                                                  0.30%
Total fund operating expenses                                   1.18%
Contractual expense reimbursement (at least until 2-29-08)      0.00%
Net annual operating expenses                                   1.18%

The hypothetical example below shows what your expenses would be after the expense reimbursement (February 29, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                          Year 1   Year 3  Year 5   Year 10
--------------------------------------------------------------------------------
Class I                             $120     $375    $649    $1,432

SUBADVISER

Nicholas-Applegate Capital Management

Responsible for day-to-day investment management

Founded in 1984

Supervised by the adviser

PORTFOLIO MANAGERS

Horacio A. Valeiras
Managing director and chief investment officer, Nicholas-Applegate Capital Management
Joined fund team in 2003
Joined subadviser in 2002
Managing director, Morgan Stanley Investment Management (1996-2002)

Vincent Willyard, CFA
Managing director, Nicholas-Applegate Capital Management since 2005 Joined fund team in 2006
Portfolio manager, Duncan Hurst Capital Management (2001-2005)

FUND CODES
Class I     Ticker            JINIX
            CUSIP             409906732
            Newspaper         --
            SEC number        811-4630
            JH fund number    440

Your account

--------------------------------------------------------------------------------
WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares -- See OPENING AN ACCOUNT:

o Retirement and other benefit plans
o Endowment funds and foundations
o Any state, county or city, or its instrumentality, department, authority or agency
o Accounts registered to insurance companies, trust companies and bank trust departments
o Investment companies both affiliated and not affiliated with the adviser
o Investors who participate in fee-based, wrap and other investment platform programs
o Any entity that is considered a corporation for tax purposes
o Fund trustees and other individuals who are affiliated with these funds or other John Hancock funds

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine if you are eligible, by referring to WHO CAN BUY SHARES.

3 Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund's sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party.

  The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum levels for subsequent purchases to existing accounts.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-888-972-8696.

5 Make your initial investment using the table on the next page.

  Important information about opening a new account
  To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
  Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

  For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

  For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries
Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

o directly, by the payment of sales commissions, if any; and
o indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the fund's shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund's net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.


6 YOUR ACCOUNT

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.


                                                                  YOUR ACCOUNT 7

----------------------------------------------------------------------------------------------------------------------------------
Buying shares
----------------------------------------------------------------------------------------------------------------------------------
Opening an account                                              Adding to an account
----------------------------------------------------------------------------------------------------------------------------------
By check
----------------------------------------------------------------------------------------------------------------------------------
[CLIP ART]

o Make out a check for the investment amount, payable to        o Make out a check for the investment amount, payable to
  "John Hancock Signature Services, Inc."                         "John Hancock Signature Services, Inc."

o Deliver the check and your investment slip or note to your    o If your account statement has a detachable investment slip,
  financial representative, or mail them to Signature Services    please complete in its entirety. If no slip is available, include
  (address below).                                                a note specifying the fund name(s), your share class, your account number and the name(s) in which the account is registered.

                                                                o Deliver the check and your completed application to your financial representative, or mail them to Signature Services
                                                                  (address below).

----------------------------------------------------------------------------------------------------------------------------------
By exchange
----------------------------------------------------------------------------------------------------------------------------------
[CLIP ART]

o Call your financial representative or Signature Services to   o Call your financial representative or Signature Services to
  request an exchange.                                            request an exchange.

o You may only exchange Class I shares for other Class I        o You may only exchange Class I shares for other Class I shares or
  shares or Money Market Fund Class A shares.                     Money Market Fund Class A shares.

----------------------------------------------------------------------------------------------------------------------------------
By wire
----------------------------------------------------------------------------------------------------------------------------------
[CLIP ART]

o Deliver your completed application to your financial          o Obtain wiring instructions by calling Signature Services.
  representative, or mail it to Signature Services.
                                                                o Instruct your bank to wire the amount of your investment.
o Obtain your account number by calling your financial
  representative or Signature Services.                         Specify the fund name(s), your share class, your account number and the name(s) in which the account is registered. Your bank may charge
o Obtain wiring instructions by calling Signature Services.     a fee to wire funds.

o Instruct your bank to wire the amount of your investment.

Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered.
Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[CLIP ART]

See "By exchange" and "By wire."                                o Verify that your bank or credit union is a member of the Automated
                                                                  Clearing House (ACH) system.

                                                                o Complete the "To Purchase, Exchange or Redeem Shares via
                                                                  Telephone" and "Bank Information" section on your account
                                                                  application.

                                                                o Call Signature Services between 8:30 A.M. and 5:00 P.M., Eastern
                                                                  Time on most business days to verify that these features are in place on your account.

                                                                o Call your financial representative or Signature Services with the fund name(s), your share class, your account number, the name(s)
                                                                  in which the account is registered and the amount of your
                                                                  investment.

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions and assistance.

---------------------------------------------------------


8 YOUR ACCOUNT

-----------------------------------------------------------------------------------------------------------------------------------
Selling shares
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         To sell some or all of your shares
-----------------------------------------------------------------------------------------------------------------------------------
By letter
-----------------------------------------------------------------------------------------------------------------------------------
[CLIP ART]

o Sales of any amount.                                                   o Write a letter of instruction indicating the fund name,
                                                                           your account number, your share class, the name(s) in
                                                                           which the account is registered and the dollar value or
                                                                           number of shares you wish to sell.

                                                                         o Include all signatures and any additional documents that may be required (see next page).

                                                                         o Mail the materials to Signature Services.

                                                                         o A check or wire will be sent according to your letter of instruction.

                                                                         o Certain requests will require a Medallion signature
                                                                           guarantee. Please refer to "Selling shares in writing" on
                                                                           the next page.

-----------------------------------------------------------------------------------------------------------------------------------
By phone
-----------------------------------------------------------------------------------------------------------------------------------
[CLIP ART}

Amounts up to $100,000:                                                  o Redemption proceeds of up to $100,000 may be sent by wire or check. A check will be mailed to the exact name(s) and
o Most accounts.                                                           address on the account.

                                                                         o To place your request with a representative at John
                                                                           Hancock Funds, call Signature Services between 8:30 A.M.
                                                                           and 5:00 P.M., Eastern Time on most business days, or
                                                                           your financial representative.

Amounts up to $5 million:

o Available to the following types of accounts: custodial accounts       o Redemption proceeds exceeding $100,000 must be wired to
  held by banks, trust companies or broker-dealers; endowments and         your designated bank account.
  foundations; corporate accounts; group retirement plans; and
  pension accounts (excluding IRAs, 403(b) plans and all John Hancock    o Redemption proceeds exceeding $100,000 and sent by check
  custodial retirement accounts).                                          will require a letter of instruction with a Medallion
                                                                           signature guarantee. Please refer to "Selling shares in
                                                                           writing" on the next page.

-----------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
-----------------------------------------------------------------------------------------------------------------------------------
[CLIP ART]

o Requests by letter to sell any amount.                                 o To verify that the telephone redemption privilege is in
                                                                           place on an account, or to request the forms to add it to
o Qualified requests by phone to sell up to $5 million                     an existing account, call Signature Services.
 (accounts with telephone redemption privileges).
                                                                         o Amounts of $5 million or more will be wired on the next
                                                                           business day.

                                                                         o Amounts up to $100,000 may be sent by EFT or by check.
                                                                           Funds from EFT transactions are generally available by
                                                                           the second business day. Your bank may charge a fee for
                                                                           this service.

-----------------------------------------------------------------------------------------------------------------------------------
By exchange
-----------------------------------------------------------------------------------------------------------------------------------
[CLIP ART]

o Sales of any amount.                                                   o Obtain a current prospectus for the fund into which you
                                                                           are exchanging by calling your financial representative
                                                                           or Signature Services.

                                                                         o You may only exchange Class I shares for other Class I
                                                                           shares or Money Market Fund Class A shares.

                                                                         o Call your financial representative or Signature Services to request an exchange.


                                                                 YOUR ACCOUNT  9

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o your address of record has changed within the past 30 days.
o you are selling more than $100,000 worth of shares and are requesting payment by check.
o you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).
o you are requesting payment other than by a check/wire mailed to the address/ bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                                   Requirements for written requests                [CLIP ART]
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial             o Letter of instruction.
accounts for minors).
                                                                         o On the letter, the signatures of all persons authorized
                                                                           to sign for the account, exactly as the account is
                                                                           registered.

                                                                         o Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner or             o Letter of instruction.
association accounts.
                                                                         o Corporate business/organization resolution, certified
                                                                           within the past 12 months, or a John Hancock Funds
                                                                           business/organization certification form.

                                                                         o On the letter and the resolution, the signature of the
                                                                           person(s) authorized to sign for the account.

                                                                         o Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of retirement plan, pension trust and trust           o Letter of instruction.
accounts.
                                                                         o On the letter, the signature(s) of the trustee(s).

                                                                         o Copy of the trust document certified within the past 12
                                                                           months or a John Hancock Funds trust certification form.

                                                                         o Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with a            o Letter of instruction signed by surviving tenant.
deceased co-tenant(s).
                                                                         o Copy of death certificate.

                                                                         o Medallion signature guarantee if applicable (see above).

                                                                         o Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                                        o Letter of instruction signed by executor.

                                                                         o Copy of order appointing executor, certified within the
                                                                           past 12 months.

                                                                         o Medallion signature guarantee if applicable (see above).

                                                                         o Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers or             o Call 1-888-972-8696 for instructions.
account types not listed above.

                                ------------------------------------------------
                                Address:
                                John Hancock Signature Services, Inc.
                                1 John Hancock Way, Suite 1001
                                Boston, MA 02217-1001

                                Phone Number: 1-888-972-8696

                                Or contact your financial representative for instructions and assistance.

                                ------------------------------------------------


10 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for the fund and each class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for shares of any other institutional fund, Class I shares or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I shares.

A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The fund is intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's NAVs at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.


                                                                YOUR ACCOUNT  11

Exchange limitation policies The fund's boards of trustees have adopted the following policies and procedures by which the fund, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The fund, through its agents, undertakes to use its best efforts to exercise the fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent their excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.


12 YOUR ACCOUNT

Certificated shares The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o after any changes of name or address of the registered owner(s)
o in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The fund's portfolio securities disclosure policy can be found in each fund's SAI and on the fund's Web site, www.jhfunds.com. The fund's Web site also lists fund holdings. Portfolio holding information is posted on the fund's Web site each month on a one-month lag and is available on the fund's Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.


                                                                YOUR ACCOUNT  13

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees of the fund have the power to change the fund's investment goal without shareholder approval.

The management firm The fund is managed by John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and managed approximately $40 billion in assets as of December 31, 2006.

Management fee The fund pays the investment adviser a management fee at an annual rate of 0.88% of the fund's average daily net assets.

A discussion regarding the basis for the board of trustees approval of the Fund's investment advisory agreement will be available in the Fund's annual report dated December 31, 2006.

The subadviser Nicholas-Applegate Capital Management (Nicholas-Applegate), 600 West Broadway, San Diego, CA 92101, subadvises International Fund. Nicholas-Applegate is a wholly owned subsidiary of Allianz of America, Inc. Nicholas-Applegate was founded in 1984 and provides investment advisory services to individual and institutional investors. As of December 31, 2006, Nicholas-Applegate had total assets under management of approximately $14.8 billion.


FUND DETAILS  14

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

International Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES   PERIOD ENDED                                   10-31-02(1)  10-31-03   10-31-04   10-31-05  10-31-06
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $6.18         $5.12     $6.30     $6.94      $8.19
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(2)                                  (0.01)         0.03      0.04      0.04       0.07
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           (1.05)         1.15      0.60      1.33       2.03
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (1.06)         1.18      0.64      1.37       2.10
---------------------------------------------------------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net realized gain                                              --            --        --     (0.12)     (0.78)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $5.12         $6.30     $6.94     $8.19      $9.51
---------------------------------------------------------------------------------------------------------------------------
Total return(3)(%)                                              (17.15)(4,5)   23.05(4)  10.16     20.00(4)   27.87
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $1            $1        $1        $1         --(9)
---------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                   2.04(6)       1.60      1.17      1.32       1.18
---------------------------------------------------------------------------------------------------------------------------
Ratio of gross adjusted expenses to average net assets (%)        4.09(6,7)     2.15(7)   1.17      1.33(7)    1.18
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)  (0.34)(6)      0.58      0.60      0.51       0.82
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             228(8)        216(8)    201       176       1.24
---------------------------------------------------------------------------------------------------------------------------

(1) Class I shares began operations on 3-1-02.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized.
(6) Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8) Excludes merger activity.
(9) Less than $500,000.


                                                                FUND DETAILS  15

For more information

Two documents are available that offer further information on John Hancock International Fund:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713

In addition, you may visit the fund's Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2007 JOHN HANCOCK FUNDS, LLC       40IPN  5/07



[LOGO]  John Hancock(R)
      -------------------
      the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

-------------------------------------------------------------
                Now available: electronic delivery

                www.jhfunds.com/edelivery

-------------------------------------------------------------

[LOGO] John Hancock(R)
----------------------
     Mutual Funds

                                                                    John Hancock
                                                             International Funds

================================================================================

                                                           INSTITUTIONAL CLASS I

                                                Greater China Opportunities Fund

                                                International Classic Value Fund





--------------------------------------------------------------------------------

Prospectus

5.1.2007

================================================================================

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

      JOHN HANCOCK INTERNATIONAL FUNDS
      --------------------------------------------------------------------------
      Greater China Opportunities Fund                                         4
      International Classic Value Fund                                         6

      YOUR ACCOUNT
      --------------------------------------------------------------------------
      Who can buy shares                                                       8
      Opening an account                                                       8
      Buying shares                                                           10
      Selling shares                                                          11
      Transaction policies                                                    13
      Dividends and account policies                                          15
      Additional investor services                                            15

      FUND DETAILS
      --------------------------------------------------------------------------
      Business structure                                                      16
      Management biographies                                                  17
      Financial highlights                                                    18

      APPENDIX
      --------------------------------------------------------------------------
      Historical performance of corresponding
        Pzena International Value Composite                                   20

      FOR MORE INFORMATION                                            BACK COVER
      --------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

John Hancock International Funds
These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

Risks of mutual funds
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm
All John Hancock international funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of December 31, 2006, managed approximately $40 billion in assets.

FUND INFORMATION KEY
------------------------------------------
Concise fund-by-fund descriptions
begin on the next page. Each
description provides the following
information:

[CLIP ART]   Goal and strategy
             The fund's particular
             investment goals and the
             strategies it intends to use
             in pursuing those goals

[CLIP ART]   Past performance
             The fund's total return,
             measured year-by-year
             and over time

[CLIP ART]   Main risks
             The major risk factors
             associated with the fund

[CLIP ART]   Your expenses
             The overall costs borne by
             an investor in the fund,
             including sales charges and
             annual expenses

Greater China Opportunities Fund

[CLIP ART] GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of companies located in China, Hong Kong or Taiwan (Greater China). These companies (1) have securities that are traded principally on stock exchanges in Greater China countries, (2) are organized under the laws of, and conduct business in, a Greater China country or (3) derive more than half of their revenues from Greater China operations. Equity securities include common and preferred stocks and their equivalents.

The fund is non-diversified and may invest more than 5% of its assets in securities of individual companies.

In managing the portfolio, the manager combines top-down sector allocation with bottom-up stock selection. The manager continually assesses the macro environment to determine the attractiveness of different business segments. She then uses fundamental financial analysis to identify leading companies of any size that she believes offer growth potential at a reasonable price.

The manager performs periodic quantitative analysis to monitor changes in valuation. Decisions to buy or sell a security may be based on factors including price-to-earnings ratio, price-to-book ratio, return on equity, price-to-earnings to growth ratio and cash flow, as well as changes to management structure and/or the macro environment.

The fund may invest up to 20% of its assets in securities of companies located outside of Greater China, with an emphasis on companies that are positioned to benefit from economic growth in Greater China.

The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[CLIP ART] PAST PERFORMANCE
           The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
Best quarter: Q4 '06, 25.74%
Worst quarter: Q2 '06, 3.35%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
MSCI China Index, an unmanaged marketcapitalization-weighted index of Chinese companies available to non-domestic investors.

================================================================================
Class I calendar year total returns
================================================================================

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                                      2006
                                     ------
                                     71.21%

================================================================================
Average annual total returns for periods ending 12-31-06
================================================================================
                                                                         Life of
                                                              1 year     Class I
--------------------------------------------------------------------------------
Class I before tax (began 6-8-05)                             71.21%      50.98%
--------------------------------------------------------------------------------
Class I after tax on distributions                            69.17%      49.71%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale                 46.11%      43.15%
--------------------------------------------------------------------------------
MSCI China Index                                              82.87%      62.08%

[Clip Art] MAIN RISKS

The value of your investment will fluctuate in response to stock market movements. Because the fund focuses on a single region of the world, its performance may be more volatile than that of a fund that invests globally.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets such as China, Hong Kong and Taiwan.

The fund's management strategy has a significant influence on fund performance. Greater China stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on other types of stocks. If certain investments or industries do not perform as expected, or if the manager's securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. Investments in Taiwan could be adversely affected by its political and economic relationship with China. In addition, the willingness of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain, and changes in government policy could significantly affect the markets in both Hong Kong and China. A small number of companies and industries represent a large portion of the Greater China market as a whole. Consequently, the fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. issuers.

To the extent the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------

[Clip Art] YOUR EXPENSES
           Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

================================================================================
Annual operating expenses
================================================================================
Management fee                                                             1.00%
--------------------------------------------------------------------------------
Other expenses                                                             0.49%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.49%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 2-29-08)                 0.00%
--------------------------------------------------------------------------------
Net annual operating expenses                                              1.49%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through February 29, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

================================================================================
Expenses                                   Year 1    Year 3    Year 5    Year 10
================================================================================
Class I                                      $152      $471      $813     $1,779

--------------------------------
SUBADVISER
MFC Global Investment Management
(U.S.A.), Limited

Responsible for day-to-day
investment management A
subsidiary of Manulife Financial
Corporation Supervised by the
adviser

PORTFOLIO MANAGER
Pauline Dan, CFA

Primarily responsible for fund
management Managed fund since it
began in 2005

See page 17 for the management biographies.

FUND CODES
Class I         Ticker          JCOIX
                CUSIP           409902582
                Newspaper       --
                SEC number      811-4630
                JH fund number  408

International Classic Value Fund

[Clip Art] GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of foreign companies of any size. Equity securities include common and preferred stocks and their equivalents. The fund may invest up to 10% of assets in securities of issuers located in emerging markets as classified by Morgan Stanley Capital International (MSCI). Under normal circumstances the fund will invest in at least six countries throughout the world. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the fund, the subadviser follows a classic "deep value" strategy. It seeks to identify companies it believes are undervalued on the basis of current price to an estimated normal level of earnings, and constructs a portfolio of stocks that are in the most undervalued or "deep value" portion of its universe. Companies considered for investment must have a competitive advantage such as a superior distribution network, low cost structure or simply, tangible assets. Companies in the portfolio also must have a sound plan to restore earnings and cash flow to normal over the long run in the opinion of the subadviser.

In choosing individual securities, the subadviser generally screens a universe of the 1,500 largest companies located outside the United States. Using fundamental research and proprietary computer models, the subadviser ranks these companies from the least to the most expensive on the basis of current share price to normal long-term earning power. The subadviser considers investing only in the cheapest companies of the universe, and systematically rules out companies whose share price is not among the most attractive. Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

The fund may use certain derivative instruments (investments whose value is based on indexes, securities or currencies), such as options, futures, forwards and swaps. In abnormal conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goals. The fund may trade securities actively, which could increase its trading costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[Clip Art] PAST PERFORMANCE
           This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

[Clip Art] MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------

[Clip Art] YOUR EXPENSES
           Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

================================================================================
Annual operating expenses
================================================================================
Management fee                                                             1.05%
--------------------------------------------------------------------------------
Other expenses                                                             1.27%
--------------------------------------------------------------------------------
Total fund operating expenses                                              2.32%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-08)                 1.15%
--------------------------------------------------------------------------------
Net annual operating expenses                                              1.17%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2008) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

================================================================================
Expenses                                   Year 1    Year 3    Year 5    Year 10
================================================================================
Class I                                      $119      $614    $1,136     $2,567

------------------------------------------------
SUBADVISER

Pzena Investment Management, LLC

Responsible for day-to-day investment management
Founded in 1995
Supervised by the adviser

PORTFOLIO MANAGERS

A. Rama Krishna, CFA
Managed fund since inception

John P. Goetz
Managed fund since inception

Michael D. Peterson
Managed fund since inception

Managers share investment strategy and decisions.

See page 17 for the management biographies.

FUND CODES
Class I         Ticker          JHFDX
                CUSIP           409902459
                Newspaper       --
                SEC number      811-1677
                JH fund number  419

Your account

--------------------------------------------------------------------------------
WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares -- See
OPENING AN ACCOUNT:

o Retirement and other benefit plans

o Endowment funds and foundations

o Any state, county or city, or its instrumentality, department, authority or agency

o Accounts registered to insurance companies, trust companies and bank trust departments

o Investment companies both affiliated and not affiliated with the adviser

o Investors who participate in fee-based, wrap and other investment platform programs

o Any entity that is considered a corporation for tax purposes

o Fund trustees and other individuals who are affiliated with these funds or other John Hancock funds
--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine if you are eligible, by referring to WHO CAN BUY SHARES.

3 Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund's sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party.

  The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum levels for subsequent purchases to existing accounts.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-888-972-8696.

5 Make your initial investment using the table on page 10 -- or using the table entitled "Buying Shares."

  Important information about opening a new account
  To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
  Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

  For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

  For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries
Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

  o directly, by the payment of sales commissions, if any; and

  o indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds' shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the funds, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

8 YOUR ACCOUNT

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, providing transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.

                                                                  YOUR ACCOUNT 9

================================================================================
Buying shares
================================================================================

                 Opening an account                                        Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]       o Make out a check for the investment amount, payable     o Make out a check for the investment amount, payable
                   to "John Hancock Signature Services, Inc."                to "John Hancock Signature Services, Inc."

                 o Deliver the check and your completed application to     o If your account statement has a detachable investment
                   your financial representative, or mail them to            slip, please complete in its entirety. If no slip is
                   Signature Services (address below).                       available, include a note specifying the fund
                                                                             name(s), your share class, your account number and
                                                                             the name(s) in which the account is registered.

                                                                           o Deliver the check and your investment slip or note to
                                                                             your financial representative, or mail them to
                                                                             Signature Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]       o Call your financial representative or Signature         o Call your financial representative or Signature
                   Services to request an exchange.                          Services to request an exchange.

                 o You may only exchange Class I shares for other Class    o You may only exchange Class I shares for other Class
                   I shares or Money Market Fund Class A shares.             I shares or Money Market Fund Class A shares.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]       o Deliver your completed application to your financial    o Obtain wiring instructions by calling Signature
                   representative, or mail it to Signature Services.         Services.

                 o Obtain your account number by calling your financial    o Instruct your bank to wire the amount of your
                   representative or Signature Services.                     investment.

                 o Obtain wiring instructions by calling Signature         Specify the fund name(s), your share class, your
                   Services.                                               account number and the name(s) in which the account is
                                                                           registered. Your bank may charge a fee to wire funds.
                 o Instruct your bank to wire the amount of your
                   investment.

                 Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]       See "By exchange" and "By wire."                          o Verify that your bank or credit union is a member of
                                                                             the Automated Clearing House (ACH) system.

                                                                           o Complete the "To Purchase, Exchange or Redeem Shares
                                                                             via Telephone" and "Bank Information" section on your
                                                                             account application.

                                                                           o Call Signature Services between 8:30 A.M. and 5:00
                                                                             P.M., Eastern Time on most business days to verify
                                                                             that these features are in place on your account.

                                                                           o Call your financial representative or Signature
                                                                             Services with the fund name(s), your share class,
                                                                             your account number, the name(s) in which the account
                                                                             is registered and the amount of your investment.

----------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
----------------------------------------------------------

10 YOUR ACCOUNT

================================================================================
Selling shares
================================================================================

                                                                           To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]       o Sales of any amount                                     o Write a letter of instruction indicating the fund
                                                                             name, your account number, your share class, the
                                                                             name(s) in which the account is registered and the
                                                                             dollar value or number of shares you wish to sell.

                                                                           o Include all signatures and any additional documents
                                                                             that may be required (see next page).

                                                                           o Mail the materials to Signature Services.

                                                                           o A check or wire will be sent according to your letter
                                                                             of instruction.

                                                                           o Certain requests will require a Medallion signature
                                                                             guarantee. Please refer to "Selling shares in
                                                                             writing" on the next page.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]       Amounts up to $100,000:                                   o Redemption proceeds of up to $100,000 may be sent by
                                                                             wire or check. A check will be mailed to the exact
                 o Most accounts.                                            name(s) and address on the account.

                                                                           o To place your request with a representative at John
                                                                             Hancock Funds, call Signature Services between
                                                                             between 8:30 A.M. and 5:00 P.M., Eastern Time on most
                                                                             business days, or your financial representative.

                 Amounts up to $5 million:

                 o Available to the following types of accounts:           o Redemption proceeds exceeding $100,000 must be wired
                   custodial accounts held by banks, trust companies or      to your designated bank account.
                   broker-dealers; endowments and foundations; corporate
                   accounts; group retirement plans; and pension           o Redemption proceeds exceeding $100,000 and sent by
                   accounts (excluding IRAs, 403(b) plans and all John       check will require a letter of instruction with a
                   Hancock custodial retirement accounts).                   Medallion signature guarantee. Please refer to
                                                                             "Selling shares in writing" on the next page.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]       o Requests by letter to sell any amount.                  o To verify that the telephone redemption privilege is
                                                                             in place on an account, or to request the forms to
                 o Qualified requests by phone to sell up to $5 million      add it to an existing account, call Signature
                   (accounts with telephone redemption privileges).          Services.

                                                                           o Amounts of $5 million or more will be wired on the
                                                                             next business day.

                                                                           o Amounts up to $100,000 may be sent by EFT or by
                                                                             check. Funds from EFT transactions are generally
                                                                             available by the second business day. Your bank may
                                                                             charge a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]       o Sales of any amount.                                    o Obtain a current prospectus for the fund into which
                                                                             you are exchanging by calling your financial
                                                                             representative or Signature Services.

                                                                           o You may only exchange Class I shares or Money Market
                                                                             Class A shares.

                                                                           o Call your financial representative or Signature
                                                                             Services to request an exchange.

                                                                 YOUR ACCOUNT 11

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o your address of record has changed within the past 30 days.

o you are selling more than $100,000 worth of shares and are requesting payment by check.

o you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

o you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

================================================================================
Seller                                    Requirements for written requests
================================================================================
Owners of individual, joint or            o Letter of instruction.
UGMA/UTMA accounts (custodial accounts
for minors).                              o On the letter, the signatures of all
                                            persons authorized to sign for the
                                            account, exactly as the account is
                                            registered.

                                          o Medallion signature guarantee if
                                            applicable (see above).

--------------------------------------------------------------------------------

Owners of corporate, sole                 o Letter of instruction.
proprietorship, general partner or
association accounts.                     o Corporate business/organization
                                            resolution, certified within the
                                            past 12 months, or a John Hancock
                                            Funds business/organization
                                            certification form.

                                          o On the letter and the resolution,
                                            the signature of the person(s)
                                            authorized to sign for the account.

                                          o Medallion signature guarantee if
                                            applicable (see above).

--------------------------------------------------------------------------------

Owners or trustees of retirement plan,    o Letter of instruction.
pension trust and trust accounts.
                                          o On the letter, the signature(s) of
                                            the trustee(s).

                                          o Copy of the trust document certified
                                            within the past 12 months or a John
                                            Hancock Funds trust certification
                                            form.

                                          o Medallion signature guarantee if
                                            applicable (see above).

--------------------------------------------------------------------------------

Joint tenancy shareholders with rights    o Letter of instruction signed by
of survivorship with a deceased             surviving tenant.
co-tenant(s).
                                          o Copy of death certificate.

                                          o Medallion signature guarantee if
                                            applicable (see above).

                                          o Inheritance tax waiver (if
                                            applicable).

--------------------------------------------------------------------------------

Executors of shareholder estates.         o Letter of instruction signed by
                                            executor.

                                          o Copy of order appointing executor,
                                            certified within the past 12 months

..                                         o Medallion signature guarantee if
                                            applicable (see above).

                                          o Inheritance tax waiver (if
                                            applicable).

--------------------------------------------------------------------------------

Administrators, conservators,             o Call 1-888-972-8696 for
guardians and other sellers or account      instructions.
types not listed above.

--------------------------------------------------------------------------------

----------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
----------------------------------------------------------

12 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for shares of any other institutional fund, Class I shares or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I shares.

A fund may change or cancel its exchange policies at any time, upon 60 days' written notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' NAVs at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

                                                                 YOUR ACCOUNT 13

Exchange limitation policies The funds' boards of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of a fund's portfolio, and may result in a fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase a fund's operating costs and decrease a fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

14 YOUR ACCOUNT

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o after any changes of name or address of the registered owner(s)

o in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. The funds declare and pay any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The funds' portfolio securities disclosure policy can be found in each fund's SAI and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one-month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

                                                                 YOUR ACCOUNT 15

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

Each fund's board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees of Greater China Opportunities and International Classic Value Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Greater China Opportunities Fund have the power to change the fund's policy of investing at least 80% of its assets in companies located in the Greater China region without shareholder approval. Greater China Opportunities Fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

The investment adviser John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805.

Management fees The management fees paid to the investment adviser by the funds last fiscal year are as follows:

================================================================================
Fund                                                            % of net assets
================================================================================
Greater China Opportunities                                               1.00%
--------------------------------------------------------------------------------
International Classic Value                                               0.00%*
--------------------------------------------------------------------------------

*After expense reimbursement.

A discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available in each fund's annual or semiannual report to shareholders as follows:

Annual report dated October 31, 2006 Greater China Opportunities Fund

Annual report dated December 31, 2006 International Classic Value Fund

The International Classic Value Fund relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The fund, therefore, is able to change the subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

Subadvisers MFC Global Investment Management (U.S.A.) Limited (MFC Global),
200 Bloor Street East, Toronto, Ontario, Canada MW4 IES, subadvises Greater China Opportunities Fund. MFC Global is a corporation subject to the laws of Canada and is an indirect wholly owned subsidiary of Manulife Financial Corporation, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and MFC Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. As of December 31, 2006, MFC Global had total assets under management of approximately $10.9 billion.

Pzena Investment Management, LLC (PIM), 120 West 45th Street, New York, NY 10036, subadvises International Classic Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of December 31, 2006, had total assets under management of approximately $27.3 billion.

16 FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock international funds, including a brief summary of their business careers over the past five years. The SAI for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage (other than the fund) and their ownership of fund shares, if any.

Pauline Dan, CFA
-----------------------------------------------
Senior portfolio manager, Asia Pacific Equities
  MFC Global Investment Management
  (U.S.A.), Limited
Joined subadviser in 2004
Director and portfolio manager,
  I.G. Investment Management
  (Hong Kong) Limited (2000-2004)
Began business career in 1991

John P. Goetz
--------------------------------------------
Managing principal (since 1997) and co-chief investment officer (since 2005), Pzena
  Investment Management, LLC
Director of Research, Pzena Investment
  Management, LLC (1996-2005)
Joined subadviser in 1996
Began business career in 1979

A. Rama Krishna, CFA
---------------------------------------------
Managing principal and portfolio manager,
  Pzena Investment Management, LLC
Joined subadviser in 2003
Chief investment officer and other positions,
  Citigroup Asset Management (1998-2003)
Began business career in 1987

Michael D. Peterson
--------------------------------------------
Principal (since 2000), director of research
  (since 2004) and portfolio manager (since
  2001), Pzena Investment Management, LLC
Joined subadviser in 1998
Began business career in 1992

                                                                 FUND DETAILS 17

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Greater China Opportunities Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                               10-31-05(1)   10-31-06
================================================================================
PER SHARE OPERATING PERFORMANCE
================================================================================
Net asset value, beginning of period                        $10.00        $10.26
--------------------------------------------------------------------------------
Net investment income(2)                                      0.03          0.24
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments               0.23          5.42
--------------------------------------------------------------------------------
Total from investment operations                              0.26          5.66
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                      --         (0.06)
--------------------------------------------------------------------------------
From net realized gain                                          --         (0.04)
--------------------------------------------------------------------------------
                                                                --         (0.10)
--------------------------------------------------------------------------------
Net asset value, end of period                              $10.26        $15.82
--------------------------------------------------------------------------------
Total return(3,4) (%)                                         2.60(5)      55.43
================================================================================
RATIOS AND SUPPLEMENTAL DATA
================================================================================
Net assets, end of period (in millions)                         --(6)         --(6)
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)               1.45(7)       1.46
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(8) (%)          3.96(7)       1.49
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)      0.76(7)       1.70
--------------------------------------------------------------------------------
Portfolio turnover (%)                                          28(5)         57
--------------------------------------------------------------------------------

(1) Beginning of operations from 6-9-05 through 10-31-05.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total return would have been lower had certain expenses not been reduced during the period shown.
(5) Not annualized.
(6) Less than $500,000.
(7) Annualized.
(8) Does not take into consideration expense reductions during the period shown.

18 FUND DETAILS

International Classic Value Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                                          12-31-06(1)
================================================================================
PER SHARE OPERATING PERFORMANCE
================================================================================
Net asset value, beginning of period                                    $10.00
--------------------------------------------------------------------------------
Net investment income(2)                                                  0.06
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           1.09
--------------------------------------------------------------------------------
Total from investment operations                                          1.15
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                               (0.04)
--------------------------------------------------------------------------------
From net realized gain                                                   (0.06)
--------------------------------------------------------------------------------
                                                                         (0.10)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $11.05
--------------------------------------------------------------------------------
Total return(3,4) (%)                                                    11.48(5)
================================================================================
RATIOS AND SUPPLEMENTAL DATA
================================================================================
Net assets, end of period (in millions)                                     $2
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                           1.17
--------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(8) (%)                      2.32
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                  0.70
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                      20(5)
--------------------------------------------------------------------------------

(1) Beginning of operations from 2-28-06 through 12-31-06.
(2) Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total return would have been lower had certain expenses not been reduced during the period shown.
(5) Not annualized.
(6) Less than $500,000.
(7) Annualized.
(8) Does not take into consideration expense reductions during the period shown.

                                                                 FUND DETAILS 19

Appendix

--------------------------------------------------------------------------------
Historical Performance of Corresponding Pzena International Value Composite

The following table presents the past performance of the Pzena International Value Composite (the "Composite"), which consists of an account managed by Pzena Investment Management LLC (Pzena), which serves as the subadviser to John Hancock International Classic Value Fund (the "Fund"). The Composite is comprised of all fee paying accounts under discretionary management by Pzena that have investment objectives, policies and strategies substantially similar to those of the Fund. Pzena has prepared and presented the historical performance shown. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the account comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Pzena in managing international portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. The Composite and the Index returns are calculated net of withholding taxes on dividends, interest and capital gains. Net returns for the Composite are additionally net of investment management fees. Fees and expenses of the Fund differ from and will be higher than those used to calculate the net performance of the Composite. Accordingly, use of the Fund's estimated expenses in the Composite would have lowered the Composite's performance results.

The historical performance of the Pzena International composite is not, and is not a substitute for, the performance of the Fund and is not necessarily indicative of the Fund's future results. You should not assume that the Fund will have the same future performance as the Composite. Future performance of the Fund may be greater or less than the performance of the Composite due to, among other things, differences in fees and expenses, asset size and cash flows. Because of the similarities between the Fund and the Composite, this information may help provide an indication of the Fund's risks. The Fund's actual performance may vary significantly from the past performance of the Composite. While the account comprising the Composite may incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will not adversely impact the Fund's performance. Also, the account comprising the Composite is not subject to the investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code or the Fund's fundamental investment restrictions. If these limitations, requirements and restrictions were applicable to the account in the Composite, they may have had an adverse affect on the performance results of the Composite.

Total returns (gross of fees):
Best quarter: Q4 '04, 14.07%
Worst quarter: Q2 '05, -1.71%

================================================================================
Calendar year total returns
================================================================================

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                                                         2004     2005     2006
                                                        ------   ------   ------
Gross of Fees                                           23.70%   16.92%   22.63%
Net of Fees                                             22.38%   15.79%   21.29%

================================================================================
Average annual total returns for periods ending 12-31-06
================================================================================

                                                                          Since
                                                             1 year   inception*
--------------------------------------------------------------------------------
PIV Composite -- Gross of fees                               22.63%      21.04%
--------------------------------------------------------------------------------
PIV Composite -- Net of fees                                 21.29%      19.79%
--------------------------------------------------------------------------------
MSCI EAFE(R) Index                                           26.34%      19.93%
--------------------------------------------------------------------------------
*The Composite's inception date was January 1, 2004.

Index
MSCI EAFE(R) Index -- an unmanaged index of freely traded stocks of Gross of foreign companies.

20 FUND DETAILS

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock international funds:

Annual/Semiannual Report to Shareholders Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI) The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2007 JOHN HANCOCK FUNDS, LLC    KITPN 5/07
--------------------------------------------------------------------------------

[LOGO] John Hancock
the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

----------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
----------------------------------

[JOHN HANCOCK(R) LOGO]
----------------------
     MUTUAL FUNDS

                                                                    John Hancock
                                                             Mid Cap Growth Fund

--------------------------------------------------------------------------------

                                                        INSTITUTIONAL CLASS I

--------------------------------------------------------------------------------

Prospectus
5.1.2007

--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

      JOHN HANCOCK MID CAP GROWTH FUND                                         4
      --------------------------------------------------------------------------

      YOUR ACCOUNT
      --------------------------------------------------------------------------
      Who can buy shares                                                       6
      Opening an account                                                       6
      Buying shares                                                            8
      Selling shares                                                           9
      Transaction policies                                                    11
      Dividends and account policies                                          13
      Additional investor services                                            13

      FUND DETAILS
      --------------------------------------------------------------------------
      Business structure                                                      14
      Financial highlights                                                    15

      FOR MORE INFORMATION                                            BACK COVER
      --------------------------------------------------------------------------

Mid Cap Growth Fund       On 1-19-2007, Trustees of this fund voted to recommend
                                that shareholders of the fund approve a tax-free
                              reorganization with the Growth Opportunities Fund.
                                 Proxy statement and prospectus was mailed on or
                            about 3-26-2007 for shareholder meeting scheduled on
                                                                       5-9-2007.

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $1.2 billion to $20.3 billion as of December 31, 2006).

In managing the portfolio, the manager conducts fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the manager looks for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager typically identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The manager generally maintains personal contact with the senior management of the companies the fund invests in.

The manager considers broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may not invest more than 5% of assets in any one security.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns

Best quarter: Q2 '03, 20.13%
Worst quarter: Q2 '06, -10.41%

After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------

                                   [BAR CHART]

                           2003    2004    2005   2006
                          -----------------------------
                          35.79%   5.77%  12.51%  9.13%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-06
--------------------------------------------------------------------------------

                                                                        Life of
                                                         1 year         Class I
--------------------------------------------------------------------------------
Class I before tax (began 3-1-02)                         9.13%           7.31%
--------------------------------------------------------------------------------
Class I after tax on distributions                        9.13%           7.31%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale             5.93%           6.33%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index*                             15.79%           6.67%
--------------------------------------------------------------------------------
Russell Midcap Growth Index*                             10.66%           9.91%
--------------------------------------------------------------------------------

* Prior to December 29, 2006, the Fund compared its performance to the Standard & Poor's 500 Index and the Russell Midcap Growth Index. After this date, the Fund changed the index to which it compares its performance to a single index, the Russell Midcap Growth Index, which is a broad-based index and more accurately reflects the investment universe from which the Fund selects versus the Standard & Poor's 500 Index.

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on small-or large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

--------------------------------------------------------------------------------
[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.80%
--------------------------------------------------------------------------------
Other expenses                                                             0.20%
--------------------------------------------------------------------------------
Total fund operating expenses                                              1.00%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                   Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class I                                    $  102    $  318    $  552    $ 1,225

--------------------------------------------------------------------------------
SUBADVISER

MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC)

Responsible for day-to-day investment management A subsidiary of John Hancock Financial Services, Inc.
Founded in 1979
Supervised by the adviser

PORTFOLIO MANAGER

Thomas P. Norton, CFA
--------------------------------------------------------------------------------
Vice president, MFC Global Investment
  Management (U.S.), LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC
  (2002-2005)
Joined fund in 2002
Investment manager, Baring Asset
  Management (1997-2002)
Began business career in 1986

FUND CODES

Class I   Ticker           SPOIX
          CUSIP            409906740
          Newspaper        --
          SEC number       811-4630
          JH fund number   433

Your account

--------------------------------------------------------------------------------
WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares -- see OPENING AN ACCOUNT:

o     Retirement and other benefit plans

o     Endowment funds and foundations

o Any state, county or city, or its instrumentality, department, authority or agency

o Accounts registered to insurance companies, trust companies and bank trust departments

o     Investment companies both affiliated and not affiliated with the adviser

o Investors who participate in fee-based, wrap and other investment platform programs

o     Any entity that is considered a corporation for tax purposes

o Fund trustees and other individuals who are affiliated with these funds or other John Hancock funds

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the following pages.

3 Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund's sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum levels for subsequent purchases to existing accounts.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-888-972-8696.

5     Make your initial investment using the table on the next page.

      Important information about opening a new account

      To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

      For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

      For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

o     directly, by the payment of sales commissions, if any and

o     indirectly, as a result of the fund paying Rule 12b-1 fees

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the fund's shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund's net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

6 YOUR ACCOUNT

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

                                                                  YOUR ACCOUNT 7

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

            Opening an account                                           Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]     o     Make out a check for the investment amount, payable     o     Make out a check for the investment amount payable to
                 to "John Hancock Signature Services, Inc."                    "John Hancock Signature Services, Inc."

           o     Deliver the check and your completed application to     o     If your account statement has a detachable investment
                 your financial representative, or mail them to                slip, please complete in its entirety. If no slip is
                 Signature Services (address below).                           available, include a note specifying the fund
                                                                               name(s), your share class, your account number and
                                                                               the name(s) in which the account is registered.

                                                                         o     Deliver the check and investment slip or note to your
                                                                               financial representative, or mail them to Signature
                                                                               Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]     o     Call your financial representative or Signature         o     Call your financial representative or Signature
                 Services to request an exchange.                              Services to request an exchange.

           o     You may only exchange Class I shares for other Class    o     You may only exchange Class I shares for other Class
                 I shares or Money Market Fund Class A shares.                 I shares or Money Market Fund Class A shares.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]     o     Deliver your completed application to your financial    o     Obtain wiring instructions by calling Signature
                 representative or mail it to Signature Services.              Services.

           o     Obtain your account number by calling your financial    o     Insruct your bank to wire the amount of your
                 representative or Signature Services.                         investment.

           o     Obtain wiring instructions by calling Signature         Specify the fund name, the share class, the new account
                 Services.                                               number and the name(s) in which the account is registered.
                                                                         Your bank may charge a fee to wire funds.
           Specify the fund name, the share class, the new account
           number and the name(s) in which the account is registered.
           Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]     See "By exchange" and "By wire."                              o     Verify that your bank or credit union is a member of
                                                                               the Automated Clearing House (ACH) system.

                                                                         o     Complete the "To Purchase, Exchange or Redeem Shares
                                                                               via Telephone" and "Bank Information" sections on
                                                                               your account application.

                                                                         o     Call Signature Services between 8:30 A.M. and 5:00
                                                                               P.M., Eastern Time on most business days to verify
                                                                               that these features are in place on your account.

                                                                         o     Call your financial representative or Signature
                                                                               Services with the fund name(s), your share class,
                                                                               your account number, the name(s) in which the account
                                                                               is registered and the amount of your investment.

---------------------------------------------------------

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions and assistance.

---------------------------------------------------------

8 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

                                                                         To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]     o     Sales of any amount.                                    o     Write a letter of instruction indicating the fund
                                                                               name, your account number, your share class, the
                                                                               name(s) in which the account is registered and the
                                                                               dollar value or number of shares you wish to sell.

                                                                         o     Include all signatures and any additional documents
                                                                               that may be required (see next page).

                                                                         o     Mail the materials to Signature Services.

                                                                         o     A check or wire will be sent according to your letter
                                                                               of instruction.

                                                                         o     Certain requests will require a Medallion signature
                                                                               guarantee. Please refer to "Selling shares in
                                                                               writing" on the next page.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]     Amounts up to $100,000:

           o     Most accounts.                                          o     Redemption proceeds of up to $100,000 may be sent by
                                                                               wire or by check. A check will be mailed to the exact
                                                                               name(s) and address on the account.

                                                                         o     To place your request with a representative at John
                                                                               Hancock Funds, call Signature Services between 8:30
                                                                               A.M. and 5:00 P.M., Eastern Time on most business
                                                                               days or your financial representative.

           Amounts up to $5 million:

           o     Available to the following types of accounts:           o     Redemption proceeds exceeding $100,000 must be wired
                 custodial accounts held by banks, trust companies             to your designated bank account.
                 or broker-dealers; endowments and foundations;
                 corporate accounts; group retirement plans;             o     Redemption proceeds exceeding $100,000 and sent by
                 and pension accounts (excluding IRAs, 403(b) plans            check will require a letter of instruction with a
                 and all John Hancock custodial retirement accounts).          Medallion signature guarantee. Please refer to
                                                                               "Selling shares in writing" on the next page.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]     o     Requests by letter to sell any amount.                  o     To verify that the telephone redemption privilege is
                                                                               in place on an account or to request the forms to add
           o     Qualified requests by phone to sell up to $5 million          it to an existing account call Signature Services.
                 (accounts with telephone redemption privileges).
                                                                         o     Amounts of $5 million or more will be wired on the
                                                                               next business day.

                                                                         o     Amounts up to $100,000 may be sent by EFT or by
                                                                               check. Funds from EFT transactions are generally
                                                                               available by the second business day. Your bank may
                                                                               charge a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[LOGO]     o     Sales of any amount.                                    o     Obtain a current prospectus for the fund into which
                                                                               you are exchanging by calling your financial
                                                                               representative or Signature Services.

                                                                         o     You may only exchange Class I shares for other Class
                                                                               I shares or Money Market Fund Class A shares.

                                                                         o     Call your financial representative or Signature
                                                                               Services to request an exchange.

                                                                  YOUR ACCOUNT 9

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days;

o you are selling more than $100,000 worth of shares and are requesting payment by check;

o you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts);

o you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                        Requirements for written requests                               [LOGO]
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts             o     Letter of instruction.
(custodial accounts for minors).
                                                              o     On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

                                                              o     Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner     o     Letter of instruction.
or association accounts.
                                                              o     Corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form.

                                                              o     On the letter and the resolution, the signature of the person(s)
                                                                    authorized to sign for the account.

                                                              o     Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of retirement plan, pension trust and      o     Letter of instruction.
trust accounts.
                                                              o     On the letter, the signature(s) of the trustee(s).

                                                              o     Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

                                                              o     Medallion signature guarantee if applicable (see above).

------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with   o     Letter of instruction signed by surviving tenant.
a deceased co-tenant(s).
                                                              o     Copy of death certificate.

                                                              o     Medallion signature guarantee if applicable (see above).

                                                              o     Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                             o     Letter of instruction signed by executor.

                                                              o     Copy of order appointing executor, certified within the past 12 months.

                                                              o     Medallion signature guarantee if applicable (see above).

                                                              o     Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers     o     Call 1-888-972-8696 for instructions.
or account types not listed above.
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions and assistance.

---------------------------------------------------------

10 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M. Eastern Time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices, quotations and some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing. In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for Class I shares of other John Hancock funds or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I shares.

The fund may change or cancel its exchange policies at any time upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's NAVs at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

                                                                 YOUR ACCOUNT 11

Exchange limitation policies The fund's board of trustees have adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The fund, through its agents, undertakes to use its best efforts to exercise the fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.

12 YOUR ACCOUNT

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance;

o     after any changes of name or address of the registered owner(s);

o     in all other circumstances, at least quarterly.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The fund's portfolio securities disclosure policy can be found in the fund's SAI and on the fund's Web site, www.jhfunds.com. The fund's Web site also lists fund holdings. Portfolio holding information is posted on the fund's Web site each month on a one-month lag and is available on the fund's Web site until the fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.

                                                                 YOUR ACCOUNT 13

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees of the fund have the power to change the fund's respective investment goals without shareholder approval and have the power to change the focus of the fund's 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% policy.

The management firm The fund is advised by John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805. Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and managed approximately $40 billion in assets as of December 31, 2006.

Management fee The fund pays the investment adviser a management fee at an annual rate of 0.80% of the fund's average daily net assets.

A discussion regarding the basis for the board of trustees approving the fund's investment advisory agreement is available in the fund's annual or semiannual report to shareholders, as follows:

Annual report dated October 31, 2006  Mid Cap Growth Fund

Subadviser MFC Global Investment Management (U.S.), LLC ("MFC Global (U.S.)"), 101 Huntington Avenue, Boston, MA 02199, subadvises the funds. Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) was founded in 1979 and provides investment advisory services to individual and institutional investors. MFC Global (U.S.) is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of December 31, 2006, had total assets under management of approximately $26 billion.

14 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Mid Cap Growth Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES  PERIOD ENDED                               10-31-02(1)   10-31-03    10-31-04    10-31-05    10-31-06
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   8.16      $   6.51    $   8.54    $   8.50    $   9.91
-------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)                                        (0.06)        (0.06)      (0.06)      (0.06)      (0.03)(8)
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments        (1.59)         2.09        0.02        1.47        1.23
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              (1.65)         2.03       (0.04)       1.41        1.20
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   6.51      $   8.54    $   8.50    $   9.91    $  11.11
-------------------------------------------------------------------------------------------------------------------------
Total return(3) (%)                                          (20.22)(4)     31.18       (0.47)      16.59       12.11
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $      3      $      3    $      3    $      3          --(7)
-------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (%)                1.46(5)       1.22        1.02        1.04    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)        (1.00)(5)     (0.85)      (0.71)      (0.65)      (0.27)(8)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                          267(6)        183          75          71          63

(1)   Class I shares began operations on 3-1-02.

(2)   Based on the average of the shares outstanding.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Annualized.

(6)   Excludes merger activity.

(7)   Less than $500,000.

(8) Net investment loss per share and ratio of net investment loss to average net assets reflect a special dividend received by the Fund which amounted to $0.03 per share and 0.28% of the ratio to net investment loss to average net assets.

                                                                 FUND DETAILS 15

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock Mid Cap Growth Fund:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund. The fund's Statement of Additional Information includes a summary of the fund's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713

In addition, you may visit the fund's Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2007 JOHN HANCOCK FUNDS, LLC                                       39IPN 5/07

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[JOHN HANCOCK(R) LOGO]
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John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

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